Report of Independent Registered Public Accounting Firm

The Board of Directors
ReliaStar Life Insurance Company and Contract Owners of ReliaStar Life
Insurance Company of New York Variable Life Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts
Auditor since 2001.
March 31, 2021

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund – Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Equity-Income Portfolio – Initial Class
Fidelity® VIP Index 500 Portfolio – Initial Class
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class
Growth Fund – Class 2
Growth-Income Fund – Class 2
International Fund – Class 2
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio – Class I Shares
Voya Balanced Portfolio – Class I
Voya Global Bond Portfolio – Service Class
Voya Global High Dividend Low Volatility Portfolio – Class I
Voya Government Liquid Assets Portfolio – Class I
Voya Growth and Income Portfolio – Class I
Voya Index Plus LargeCap Portfolio – Class I
Voya Index Plus MidCap Portfolio – Class I
Voya Index Plus SmallCap Portfolio – Class I
Voya Intermediate Bond Portfolio – Class I
Voya International High Dividend Low Volatility Portfolio – Initial Class
Voya International Index Portfolio – Class S
Voya Large Cap Growth Portfolio – Institutional Class
Voya Large Cap Value Portfolio – Institutional Class
Voya Limited Maturity Bond Portfolio – Service Class
Voya MidCap Opportunities Portfolio – Class I
Voya Retirement Growth Portfolio – Institutional Class
Voya Retirement Moderate Growth Portfolio – Institutional Class
A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account I (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Retirement Moderate Portfolio – Institutional Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Russell™ Large Cap Growth Index Portfolio – Class I
Voya Russell™ Large Cap Index Portfolio – Class I
Voya Russell™ Large Cap Value Index Portfolio – Class I
Voya Russell™ Mid Cap Growth Index Portfolio – Class I
Voya Russell™ Small Cap Index Portfolio – Class I
Voya Small Company Portfolio – Class I
Voya SmallCap Opportunities Portfolio – Class I
Voya Solution Moderately Aggressive Portfolio – Initial Class
Voya Strategic Allocation Moderate Portfolio – Class I
Voya U.S. Bond Index Portfolio – Class I
Voya U.S. Stock Index Portfolio – Institutional Class
VY® Baron Growth Portfolio – Initial Class
VY® Clarion Global Real Estate Portfolio – Service Class
VY® Clarion Real Estate Portfolio – Institutional Class
VY® Columbia Small Cap Value II Portfolio – Initial Class
VY® Invesco Comstock Portfolio – Initial Class
VY® Invesco Equity and Income Portfolio – Initial Class
VY® Invesco Growth and Income Portfolio – Service Class
VY® Invesco Oppenheimer Global Portfolio – Initial Class
VY® JPMorgan Emerging Markets Equity Portfolio – Institutional Class
VY® JPMorgan Mid Cap Value Portfolio – Initial Class
VY® JPMorgan Small Cap Core Equity Portfolio – Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio – Institutional Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Initial Class
VY® T. Rowe Price Equity Income Portfolio – Institutional Class
VY® T. Rowe Price International Stock Portfolio – Institutional Class

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account I (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya High Yield Portfolio – Institutional Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from August 23, 2019 (commencement of operations) through December 31, 2019

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

x

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,410	$797	$836	$74	$1,621
Receivable from related parties	—	—	—	—	—
Net assets	$2,410	$797	$836	$74	$1,621

Total number of mutual fund shares (whole number)	20,226	14,576	35,513	4,540	33,649

Cost of mutual fund shares	$1,463	$686	$679	$66	$1,066

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$340	$92	$875	$91	$4,587
Receivable from related parties	—	—	—	—	358
Net assets	$340	$92	$875	$91	$4,945

Total number of mutual fund shares (whole number)	914	6,561	36,602	2,950	279,839

Cost of mutual fund shares	$145	$84	$793	$63	$3,155

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$355	$2,897	$84	$2,515	$167
Receivable from related parties	7	115	—	—	—
Net assets	$362	$3,012	$84	$2,515	$167

Total number of mutual fund shares (whole number)	26,885	2,897,117	8,456	109,842	14,573

Cost of mutual fund shares	$325	$2,889	$83	$2,068	$167

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$314	$248	$810	$342	$1,264
Receivable from related parties	—	—	—	—	—
Net assets	$314	$248	$810	$342	$1,264

Total number of mutual fund shares (whole number)	30,468	17,861	63,918	27,593	66,755

Cost of mutual fund shares	$310	$233	$758	$321	$993

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$14	$1	$190	$401	$2,106
Receivable from related parties	—	—	—	—	—
Net assets	$14	$1	$190	$401	$2,106

Total number of mutual fund shares (whole number)	1,320	27	9,016	14,558	111,468

Cost of mutual fund shares	$15	$1	$216	$285	$1,952

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,684	$313	$595	$67	$136
Receivable from related parties	—	—	—	—	—
Net assets	$3,684	$313	$595	$67	$136

Total number of mutual fund shares (whole number)	116,423	32,245	33,420	5,801	14,270

Cost of mutual fund shares	$3,171	$402	$442	$62	$159

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

z

	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4	$667	$351	$105	$284
Receivable from related parties	—	—	—	—	—
Net assets	$4	$667	$351	$105	$284

Total number of mutual fund shares (whole number)	266	21,167	21,564	6,499	6,234

Cost of mutual fund shares	$3	$582	$388	$108	$275

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,365	$30	$3,132	$17	$9,577
Receivable from related parties	—	—	—	—	233
Net assets	$1,365	$30	$3,132	$17	$9,810

Total number of mutual fund shares (whole number)	57,574	1,837	206,057	1,085	322,562

Cost of mutual fund shares	$973	$34	$2,258	$13	$3,565

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$146	$127	$201	$114	$248
Receivable from related parties	—	—	—	—	—
Net assets	$146	$127	$201	$114	$248

Total number of mutual fund shares (whole number)	13,966	4,321	9,679	5,307	22,520

Cost of mutual fund shares	$136	$93	$196	$109	$198

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,927	$453	$509	$16	$98
Receivable from related parties	—	—	—	—	—
Net assets	$2,927	$453	$509	$16	$98

Total number of mutual fund shares (whole number)	52,032	15,851	21,672	352	6,288

Cost of mutual fund shares	$1,098	$269	$395	$11	$83

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140	$579	$331	$522
Receivable from related parties	—	—	—	—
Net assets	$140	$579	$331	$522

Total number of mutual fund shares (whole number)	7,541	51,131	17,839	18,349

Cost of mutual fund shares	$141	$550	$235	$449

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

x

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$6	$10	$5	$1	$4
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	6	10	5	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	141	(12)	(10)	—	78
Capital gains distributions	46	19	—	4	7
Total realized gain (loss) on investments
and capital gains distributions	187	7	(10)	4	85
Net unrealized appreciation
(depreciation) of investments	646	50	99	8	304
Net realized and unrealized gain (loss)
on investments	833	57	89	12	389
Net increase (decrease) in net assets
resulting from operations	$839	$67	$94	$13	$393

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$5	$2	$14	$—	$99
Expenses:
Mortality and expense risk charges	—	—	—	—	6
Total expenses	—	—	—	—	6
Net investment income (loss)	5	2	14	—	93

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	—	1	—	1
Capital gains distributions	1	—	35	3	2
Total realized gain (loss) on investments
and capital gains distributions	15	—	36	3	3
Net unrealized appreciation
(depreciation) of investments	32	6	4	11	337
Net realized and unrealized gain (loss)
on investments	47	6	40	14	340
Net increase (decrease) in net assets
resulting from operations	$52	$8	$54	$14	$433

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$12	$6	$5	$11	$3
Expenses:
Mortality and expense risk charges	—	10	—	—	—
Total expenses	—	10	—	—	—
Net investment income (loss)	12	(4)	5	11	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	(1)	14	—
Capital gains distributions	3	—	—	246	12
Total realized gain (loss) on investments
and capital gains distributions	4	—	(1)	260	12
Net unrealized appreciation
(depreciation) of investments	10	—	—	334	(3)
Net realized and unrealized gain (loss)
on investments	14	—	(1)	594	9
Net increase (decrease) in net assets
resulting from operations	$26	$(4)	$4	$605	$12

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$6	$6	$21	$8	$22
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	6	6	21	8	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	9	39	2	28
Capital gains distributions	—	9	35	11	43
Total realized gain (loss) on investments
and capital gains distributions	—	18	74	13	71
Net unrealized appreciation
(depreciation) of investments	3	9	6	12	103
Net realized and unrealized gain (loss)
on investments	3	27	80	25	174
Net increase (decrease) in net assets
resulting from operations	$9	$33	$101	$33	$196

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$3	2	$—
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	1	—	3	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(5)	6	63
Capital gains distributions	1	—	14	21	—
Total realized gain (loss) on investments
and capital gains distributions	1	—	9	27	63
Net unrealized appreciation
(depreciation) of investments	(3)	—	(8)	69	240
Net realized and unrealized gain (loss)
on investments	(2)	—	1	96	303
Net increase (decrease) in net assets
resulting from operations	$(1)	$—	$4	$98	$303

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$52	$15	$14	$2	$4
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	52	15	14	2	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(27)	73	(1)	(10)
Capital gains distributions	257	4	12	—	15
Total realized gain (loss) on investments
and capital gains distributions	269	(23)	85	(1)	5
Net unrealized appreciation
(depreciation) of investments	256	6	(19)	5	(21)
Net realized and unrealized gain (loss)
on investments	525	(17)	66	4	(16)
Net increase (decrease) in net assets
resulting from operations	$577	$(2)	$80	$6	$(12)

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

z

	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$3	$3	$5
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	—	—	3	3	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	2	30	(2)
Capital gains distributions	—	—	12	3	12
Total realized gain (loss) on investments
and capital gains distributions	—	—	14	33	10
Net unrealized appreciation
(depreciation) of investments	—	182	15	(39)	12
Net realized and unrealized gain (loss)
on investments	—	182	29	(6)	22
Net increase (decrease) in net assets
resulting from operations	$—	$182	$32	$(3)	$27

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$13	$—	$3	$—	$119
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	13	—	3	—	119

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	—	91	—	(2)
Capital gains distributions	40	2	206	1	38
Total realized gain (loss) on investments
and capital gains distributions	80	2	297	1	36
Net unrealized appreciation
(depreciation) of investments	209	(2)	464	1	1,209
Net realized and unrealized gain (loss)
on investments	289	—	761	2	1,245
Net increase (decrease) in net assets
resulting from operations	$302	$—	$764	$2	$1,364

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$2	$2	$1	$5
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	3	2	2	1	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	6	—	2	1
Capital gains distributions	—	10	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	16	—	3	1
Net unrealized appreciation
(depreciation) of investments	(7)	—	12	1	12
Net realized and unrealized gain (loss)
on investments	(9)	16	12	4	13
Net increase (decrease) in net assets
resulting from operations	$(6)	$18	$14	$5	$18

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$15	$6	$5	$—	$1
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total expenses	—	—	—	—	—
Net investment income (loss)	15	6	5	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	154	70	7	4	(16)
Capital gains distributions	107	15	13	1	5
Total realized gain (loss) on investments
and capital gains distributions	261	85	20	5	(11)
Net unrealized appreciation
(depreciation) of investments	571	(10)	(16)	(8)	16
Net realized and unrealized gain (loss)
on investments	832	75	4	(3)	5
Net increase (decrease) in net assets
resulting from operations	$847	$81	$9	$(3)	$6

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$15	$—	$—
Expenses:
Mortality and expense risk charges	—	—	—	—
Total expenses	—	—	—	—
Net investment income (loss)	1	15	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	1	—	4
Capital gains distributions	2	3	14	2
Total realized gain (loss) on investments
and capital gains distributions	(9)	4	14	6
Net unrealized appreciation
(depreciation) of investments	19	19	83	103
Net realized and unrealized gain (loss)
on investments	10	23	97	109
Net increase (decrease) in net assets
resulting from operations	$11	$38	$97	$109

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
a

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net assets at January 1, 2019	$1,477	$697	$787	$53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	13	11	1
Total realized gain (loss) on investments
and capital gains distributions	212	101	34	2
Net unrealized appreciation (depreciation)
of investments	233	67	121	6
Net increase (decrease) in net assets resulting from operations	458	181	166	9
Changes from principal transactions:
Premiums	37	27	34	2
Death benefits	(1)	—	(1)	—
Surrenders and withdrawals	(44)	(47)	(10)	—
Policy loans	—	—	(2)	—
Contract charges	(37)	(24)	(30)	(2)
Transfers between Divisions (including fixed account), net	33	—	(140)	—
Increase (decrease) in net assets derived from
principal transactions	(12)	(44)	(149)	—
Total increase (decrease) in net assets	446	137	17	9
Net assets at December 31, 2019	1,923	834	804	62

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	10	5	1
Total realized gain (loss) on investments
and capital gains distributions	187	7	(10)	4
Net unrealized appreciation (depreciation)
of investments	646	50	99	8
Net increase (decrease) in net assets resulting from operations	839	67	94	13
Changes from principal transactions:
Premiums	34	24	28	2
Death benefits	(129)	(115)	(28)	—
Surrenders and withdrawals	(91)	—	(32)	—
Policy loans	(108)	(20)	(1)	—
Contract charges	(38)	(25)	(29)	(3)
Transfers between Divisions (including fixed account), net	(20)	32	—	—
Increase (decrease) in net assets derived from
principal transactions	(352)	(104)	(62)	(1)
Total increase (decrease) in net assets	487	(37)	32	12
Net assets at December 31, 2020	$2,410	$797	$836	$74

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2019	$1,038	$249	$81	$676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	16
Total realized gain (loss) on investments
and capital gains distributions	145	17	—	52
Net unrealized appreciation (depreciation)
of investments	178	53	5	116
Net increase (decrease) in net assets resulting from operations	329	76	7	184
Changes from principal transactions:
Premiums	36	—	—	37
Death benefits	—	—	—	(12)
Surrenders and withdrawals	(4)	(1)	—	(17)
Policy loans	8	—	—	(2)
Contract charges	(55)	(16)	(2)	(34)
Transfers between Divisions (including fixed account), net	27	—	—	—
Increase (decrease) in net assets derived from
principal transactions	12	(17)	(2)	(28)
Total increase (decrease) in net assets	341	59	5	156
Net assets at December 31, 2019	1,379	308	86	832

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	5	2	14
Total realized gain (loss) on investments
and capital gains distributions	85	15	—	36
Net unrealized appreciation (depreciation)
of investments	304	32	6	4
Net increase (decrease) in net assets resulting from operations	393	52	8	54
Changes from principal transactions:
Premiums	41	—	—	35
Death benefits	—	—	—	—
Surrenders and withdrawals	(90)	(5)	—	(16)
Policy loans	(35)	—	—	(1)
Contract charges	(60)	(16)	(2)	(30)
Transfers between Divisions (including fixed account), net	(7)	1	—	1
Increase (decrease) in net assets derived from
principal transactions	(151)	(20)	(2)	(11)
Total increase (decrease) in net assets	242	32	6	43
Net assets at December 31, 2020	$1,621	$340	$92	$875

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Net assets at January 1, 2019	$59	$4,333	$423	$3,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	94	15	51
Total realized gain (loss) on investments
and capital gains distributions	5	24	1	1
Net unrealized appreciation (depreciation)
of investments	10	624	26	—
Net increase (decrease) in net assets resulting from operations	15	742	42	52
Changes from principal transactions:
Premiums	2	150	16	171
Death benefits	—	(20)	(32)	—
Surrenders and withdrawals	—	(316)	(25)	(509)
Policy loans	—	—	—	(8)
Contract charges	(1)	(5)	(13)	(39)
Transfers between Divisions (including fixed account), net	—	(58)	3	(121)
Increase (decrease) in net assets derived from
principal transactions	1	(249)	(51)	(506)
Total increase (decrease) in net assets	16	493	(9)	(454)
Net assets at December 31, 2019	75	4,826	414	3,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	93	12	(4)
Total realized gain (loss) on investments
and capital gains distributions	3	3	4	—
Net unrealized appreciation (depreciation)
of investments	11	337	10	—
Net increase (decrease) in net assets resulting from operations	14	433	26	(4)
Changes from principal transactions:
Premiums	2	125	15	144
Death benefits	—	—	—	(41)
Surrenders and withdrawals	—	(362)	(49)	(209)
Policy loans	—	—	(25)	15
Contract charges	(1)	(4)	(10)	(37)
Transfers between Divisions (including fixed account), net	1	(73)	(9)	(47)
Increase (decrease) in net assets derived from
principal transactions	2	(314)	(78)	(175)
Total increase (decrease) in net assets	16	119	(52)	(179)
Net assets at December 31, 2020	$91	$4,945	$362	$3,012

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2019	$—	$1,767	$254	$277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	13	4	5
Total realized gain (loss) on investments
and capital gains distributions	—	383	17	—
Net unrealized appreciation (depreciation)
of investments	1	163	32	7
Net increase (decrease) in net assets resulting from operations	3	559	53	12
Changes from principal transactions:
Premiums	2	55	4	14
Death benefits	(13)	(97)	—	(17)
Surrenders and withdrawals	—	(140)	—	(1)
Policy loans	(1)	(2)	—	(1)
Contract charges	(2)	(92)	(9)	(10)
Transfers between Divisions (including fixed account), net	103	48	(95)	(1)
Increase (decrease) in net assets derived from
principal transactions	89	(228)	(100)	(16)
Total increase (decrease) in net assets	92	331	(47)	(4)
Net assets at December 31, 2019	92	2,098	207	273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	11	3	6
Total realized gain (loss) on investments
and capital gains distributions	(1)	260	12	—
Net unrealized appreciation (depreciation)
of investments	—	334	(3)	3
Net increase (decrease) in net assets resulting from operations	4	605	12	9
Changes from principal transactions:
Premiums	2	47	3	12
Death benefits	—	—	—	—
Surrenders and withdrawals	(8)	(97)	(60)	(48)
Policy loans	—	(30)	—	3
Contract charges	(4)	(89)	(6)	(11)
Transfers between Divisions (including fixed account), net	(2)	(19)	11	76
Increase (decrease) in net assets derived from
principal transactions	(12)	(188)	(52)	32
Total increase (decrease) in net assets	(8)	417	(40)	41
Net assets at December 31, 2020	$84	$2,515	$167	$314

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2019	$279	$770	$423	$891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	20	10	16
Total realized gain (loss) on investments
and capital gains distributions	25	65	20	103
Net unrealized appreciation (depreciation)
of investments	30	73	40	147
Net increase (decrease) in net assets resulting from operations	62	158	70	266
Changes from principal transactions:
Premiums	18	30	—	40
Death benefits	—	(8)	—	(1)
Surrenders and withdrawals	—	—	(20)	(125)
Policy loans	—	—	—	1
Contract charges	(16)	(20)	(23)	(38)
Transfers between Divisions (including fixed account), net	(1)	—	1	81
Increase (decrease) in net assets derived from
principal transactions	1	2	(42)	(42)
Total increase (decrease) in net assets	63	160	28	224
Net assets at December 31, 2019	342	930	451	1,115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	21	8	22
Total realized gain (loss) on investments
and capital gains distributions	18	74	13	71
Net unrealized appreciation (depreciation)
of investments	9	6	12	103
Net increase (decrease) in net assets resulting from operations	33	101	33	196
Changes from principal transactions:
Premiums	15	30	—	29
Death benefits	—	—	(108)	(1)
Surrenders and withdrawals	(127)	(231)	—	—
Policy loans	—	—	—	(23)
Contract charges	(16)	(20)	(17)	(33)
Transfers between Divisions (including fixed account), net	1	—	(17)	(19)
Increase (decrease) in net assets derived from
principal transactions	(127)	(221)	(142)	(47)
Total increase (decrease) in net assets	(94)	(120)	(109)	149
Net assets at December 31, 2020	$248	$810	$342	$1,264
The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2019	$14	$1	$166	$143

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	5	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	12	18
Net unrealized appreciation (depreciation)
of investments	3	—	23	49
Net increase (decrease) in net assets resulting from operations	3	—	40	67
Changes from principal transactions:
Premiums	—	—	15	9
Death benefits	—	—	(16)	—
Surrenders and withdrawals	—	—	—	(8)
Policy loans	—	—	—	(2)
Contract charges	(1)	—	(16)	(11)
Transfers between Divisions (including fixed account), net	(1)	—	(2)	145
Increase (decrease) in net assets derived from
principal transactions	(2)	—	(19)	133
Total increase (decrease) in net assets	1	—	21	200
Net assets at December 31, 2019	15	1	187	343

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	3	2
Total realized gain (loss) on investments
and capital gains distributions	1	—	9	27
Net unrealized appreciation (depreciation)
of investments	(3)	—	(8)	69
Net increase (decrease) in net assets resulting from operations	(1)	—	4	98
Changes from principal transactions:
Premiums	—	—	10	7
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	(7)
Policy loans	—	—	—	(15)
Contract charges	(1)	—	(12)	(16)
Transfers between Divisions (including fixed account), net	1	—	1	(9)
Increase (decrease) in net assets derived from
principal transactions	—	—	(1)	(40)
Total increase (decrease) in net assets	(1)	—	3	58
Net assets at December 31, 2020	$14	$1	$190	$401

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Net assets at January 1, 2019	$1,447	$2,973	$262	$533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	56	8	6
Total realized gain (loss) on investments
and capital gains distributions	475	180	77	51
Net unrealized appreciation (depreciation)
of investments	(106)	482	(15)	90
Net increase (decrease) in net assets resulting from operations	389	718	70	147
Changes from principal transactions:
Premiums	39	55	15	17
Death benefits	(4)	—	(3)	—
Surrenders and withdrawals	(23)	(7)	—	(4)
Policy loans	(3)	76	(1)	—
Contract charges	(57)	(191)	(14)	(27)
Transfers between Divisions (including fixed account), net	93	(182)	—	(13)
Increase (decrease) in net assets derived from
principal transactions	45	(249)	(3)	(27)
Total increase (decrease) in net assets	434	469	67	120
Net assets at December 31, 2019	1,881	3,442	329	653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	52	15	14
Total realized gain (loss) on investments
and capital gains distributions	63	269	(23)	85
Net unrealized appreciation (depreciation)
of investments	240	256	6	(19)
Net increase (decrease) in net assets resulting from operations	303	577	(2)	80
Changes from principal transactions:
Premiums	35	98	15	17
Death benefits	—	—	—	—
Surrenders and withdrawals	(65)	(12)	—	(145)
Policy loans	(11)	(215)	(15)	1
Contract charges	(54)	(207)	(13)	(21)
Transfers between Divisions (including fixed account), net	17	1	(1)	10
Increase (decrease) in net assets derived from
principal transactions	(78)	(335)	(14)	(138)
Total increase (decrease) in net assets	225	242	(16)	(58)
Net assets at December 31, 2020	$2,106	$3,684	$313	$595

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class
Net assets at January 1, 2019	$78	$135	$14	$370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	13	—	229
Net unrealized appreciation (depreciation)
of investments	2	6	1	(78)
Net increase (decrease) in net assets resulting from operations	5	22	1	151
Changes from principal transactions:
Premiums	6	15	—	17
Death benefits	(17)	—	—	(12)
Surrenders and withdrawals	(6)	—	(13)	(6)
Policy loans	—	—	—	(1)
Contract charges	(5)	(7)	(1)	(17)
Transfers between Divisions (including fixed account), net	—	1	2	66
Increase (decrease) in net assets derived from
principal transactions	(22)	9	(12)	47
Total increase (decrease) in net assets	(17)	31	(11)	198
Net assets at December 31, 2019	61	166	3	568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	5	—	—
Net unrealized appreciation (depreciation)
of investments	5	(21)	—	182
Net increase (decrease) in net assets resulting from operations	6	(12)	—	182
Changes from principal transactions:
Premiums	7	16	—	14
Death benefits	—	—	—	—
Surrenders and withdrawals	(48)	—	—	(39)
Policy loans	(23)	(28)	—	(22)
Contract charges	(5)	(7)	—	(18)
Transfers between Divisions (including fixed account), net	69	1	1	(18)
Increase (decrease) in net assets derived from
principal transactions	—	(18)	1	(83)
Total increase (decrease) in net assets	6	(30)	1	99
Net assets at December 31, 2020	$67	$136	$4	$667

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2019	$403	$161	$257	$938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	4	6	5
Total realized gain (loss) on investments
and capital gains distributions	91	50	13	238
Net unrealized appreciation (depreciation)
of investments	(12)	(16)	32	47
Net increase (decrease) in net assets resulting from operations	82	38	51	290
Changes from principal transactions:
Premiums	5	4	10	36
Death benefits	—	—	(8)	—
Surrenders and withdrawals	—	(14)	—	(83)
Policy loans	(1)	—	—	(2)
Contract charges	(19)	(10)	(14)	(46)
Transfers between Divisions (including fixed account), net	(22)	3	10	(2)
Increase (decrease) in net assets derived from
principal transactions	(37)	(17)	(2)	(97)
Total increase (decrease) in net assets	45	21	49	193
Net assets at December 31, 2019	448	182	306	1,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	3	5	13
Total realized gain (loss) on investments
and capital gains distributions	14	33	10	80
Net unrealized appreciation (depreciation)
of investments	15	(39)	12	209
Net increase (decrease) in net assets resulting from operations	32	(3)	27	302
Changes from principal transactions:
Premiums	3	3	11	32
Death benefits	—	—	—	—
Surrenders and withdrawals	(119)	(62)	(32)	(48)
Policy loans	(1)	—	—	(1)
Contract charges	(11)	(6)	(13)	(48)
Transfers between Divisions (including fixed account), net	(1)	(9)	(15)	(3)
Increase (decrease) in net assets derived from
principal transactions	(129)	(74)	(49)	(68)
Total increase (decrease) in net assets	(97)	(77)	(22)	234
Net assets at December 31, 2020	$351	$105	$284	$1,365

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2019	$53	$1,840	$14	$7,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7	—	138
Total realized gain (loss) on investments
and capital gains distributions	12	295	1	46
Net unrealized appreciation (depreciation)
of investments	(1)	389	1	1,933
Net increase (decrease) in net assets resulting from operations	11	691	2	2,117
Changes from principal transactions:
Premiums	—	52	—	168
Death benefits	—	(9)	—	(1)
Surrenders and withdrawals	—	(56)	—	(914)
Policy loans	—	2	—	(3)
Contract charges	(1)	(90)	(1)	(16)
Transfers between Divisions (including fixed account), net	(33)	152	1	138
Increase (decrease) in net assets derived from
principal transactions	(34)	51	—	(628)
Total increase (decrease) in net assets	(23)	742	2	1,489
Net assets at December 31, 2019	30	2,582	16	9,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	—	119
Total realized gain (loss) on investments
and capital gains distributions	2	297	1	36
Net unrealized appreciation (depreciation)
of investments	(2)	464	1	1,209
Net increase (decrease) in net assets resulting from operations	—	764	2	1,364
Changes from principal transactions:
Premiums	—	48	—	151
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(33)	—	(746)
Policy loans	—	(21)	—	(1)
Contract charges	(1)	(92)	(1)	(13)
Transfers between Divisions (including fixed account), net	1	(116)	—	(47)
Increase (decrease) in net assets derived from
principal transactions	—	(214)	(1)	(656)
Total increase (decrease) in net assets	—	550	1	708
Net assets at December 31, 2020	$30	$3,132	$17	$9,810

The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2019	$175	$89	$189	$89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	2	2	1
Total realized gain (loss) on investments
and capital gains distributions	13	13	39	18
Net unrealized appreciation (depreciation)
of investments	17	12	7	—
Net increase (decrease) in net assets resulting from operations	35	27	48	19
Changes from principal transactions:
Premiums	6	4	5	4
Death benefits	(22)	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Contract charges	(7)	(9)	(9)	(8)
Transfers between Divisions (including fixed account), net	(17)	(1)	(49)	—
Increase (decrease) in net assets derived from
principal transactions	(40)	(6)	(53)	(4)
Total increase (decrease) in net assets	(5)	21	(5)	15
Net assets at December 31, 2019	170	110	184	104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2	2	1
Total realized gain (loss) on investments
and capital gains distributions	(2)	16	—	3
Net unrealized appreciation (depreciation)
of investments	(7)	—	12	1
Net increase (decrease) in net assets resulting from operations	(6)	18	14	5
Changes from principal transactions:
Premiums	6	10	11	12
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	(8)	—	—	—
Contract charges	(6)	(10)	(9)	(8)
Transfers between Divisions (including fixed account), net	(10)	(1)	1	1
Increase (decrease) in net assets derived from
principal transactions	(18)	(1)	3	5
Total increase (decrease) in net assets	(24)	17	17	10
Net assets at December 31, 2020	$146	$127	$201	$114

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2019	$203	$1,743	$341	$426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	19	6	11
Total realized gain (loss) on investments
and capital gains distributions	1	189	30	43
Net unrealized appreciation (depreciation)
of investments	34	401	69	53
Net increase (decrease) in net assets resulting from operations	41	609	105	107
Changes from principal transactions:
Premiums	7	53	7	33
Death benefits	—	(13)	—	(8)
Surrenders and withdrawals	(1)	(56)	(14)	(17)
Policy loans	(2)	(6)	(3)	—
Contract charges	(11)	(95)	(14)	(31)
Transfers between Divisions (including fixed account), net	(3)	(1)	1	(11)
Increase (decrease) in net assets derived from
principal transactions	(10)	(118)	(23)	(34)
Total increase (decrease) in net assets	31	491	82	73
Net assets at December 31, 2019	234	2,234	423	499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	15	6	5
Total realized gain (loss) on investments
and capital gains distributions	1	261	85	20
Net unrealized appreciation (depreciation)
of investments	12	571	(10)	(16)
Net increase (decrease) in net assets resulting from operations	18	847	81	9
Changes from principal transactions:
Premiums	5	46	5	27
Death benefits	—	—	(40)	—
Surrenders and withdrawals	—	(133)	—	—
Policy loans	1	27	(1)	5
Contract charges	(11)	(99)	(15)	(32)
Transfers between Divisions (including fixed account), net	1	5	—	1
Increase (decrease) in net assets derived from
principal transactions	(4)	(154)	(51)	1
Total increase (decrease) in net assets	14	693	30	10
Net assets at December 31, 2020	$248	$2,927	$453	$509

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2019	$57	$105	$124	$500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	1	13
Total realized gain (loss) on investments
and capital gains distributions	11	13	19	(1)
Net unrealized appreciation (depreciation)
of investments	8	12	13	30
Net increase (decrease) in net assets resulting from operations	20	26	33	42
Changes from principal transactions:
Premiums	1	1	5	27
Death benefits	—	—	—	—
Surrenders and withdrawals	(12)	(11)	—	(2)
Policy loans	—	(1)	—	(4)
Contract charges	(2)	(4)	(7)	(30)
Transfers between Divisions (including fixed account), net	(1)	2	—	(3)
Increase (decrease) in net assets derived from
principal transactions	(14)	(13)	(2)	(12)
Total increase (decrease) in net assets	6	13	31	30
Net assets at December 31, 2019	63	118	155	530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	1	15
Total realized gain (loss) on investments
and capital gains distributions	5	(11)	(9)	4
Net unrealized appreciation (depreciation)
of investments	(8)	16	19	19
Net increase (decrease) in net assets resulting from operations	(3)	6	11	38
Changes from principal transactions:
Premiums	1	1	5	22
Death benefits	(38)	(31)	—	—
Surrenders and withdrawals	(12)	—	(21)	—
Policy loans	—	—	—	1
Contract charges	(2)	(4)	(5)	(32)
Transfers between Divisions (including fixed account), net	7	8	(5)	20
Increase (decrease) in net assets derived from
principal transactions	(44)	(26)	(26)	11
Total increase (decrease) in net assets	(47)	(20)	(15)	49
Net assets at December 31, 2020	$16	$98	$140	$579

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$270	$291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—
Total realized gain (loss) on investments
and capital gains distributions	48	55
Net unrealized appreciation (depreciation)
of investments	23	23
Net increase (decrease) in net assets resulting from operations	72	78
Changes from principal transactions:
Premiums	—	9
Death benefits	(3)	—
Surrenders and withdrawals	(17)	(6)
Policy loans	—	2
Contract charges	(11)	(14)
Transfers between Divisions (including fixed account), net	(67)	73
Increase (decrease) in net assets derived from
principal transactions	(98)	64
Total increase (decrease) in net assets	(26)	142
Net assets at December 31, 2019	244	433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—
Total realized gain (loss) on investments
and capital gains distributions	14	6
Net unrealized appreciation (depreciation)
of investments	83	103
Net increase (decrease) in net assets resulting from operations	97	109
Changes from principal transactions:
Premiums	—	11
Death benefits	—	—
Surrenders and withdrawals	—	—
Policy loans	—	(16)
Contract charges	(11)	(15)
Transfers between Divisions (including fixed account), net	1	—
Increase (decrease) in net assets derived from
principal transactions	(10)	(20)
Total increase (decrease) in net assets	87	89
Net assets at December 31, 2020	$331	$522

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

1.Organization
ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") was established by ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") to support the operations of variable life insurance policies ("Policies"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.
The Account is registered as a unit investment trust with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2020, the Account had 54 investment divisions (the "Divisions"), 9 of which invest in independently managed mutual funds and 45 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts ("the Trusts").

41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

American Funds Insurance Series®:	Voya Investors Trust: (continued)
Growth Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Growth-Income Fund - Class 2	VY® T. Rowe Price International Stock Portfolio - Institutional Class
International Fund - Class 2	Voya Partners, Inc.:
BlackRock Variable Series Funds, Inc.:	Voya Global Bond Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	Voya International High Dividend Low Volatility Portfolio - Initial Class
Fidelity® Variable Insurance Products II:	Voya Solution Moderately Aggressive Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Fidelity® Variable Insurance Products V:	VY® Invesco Comstock Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Fidelity® Variable Insurance Products:	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Neuberger Berman Advisers Management Trust®:	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Strategic Allocation Portfolios, Inc.:
Voya Balanced Portfolio, Inc.:	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Balanced Portfolio - Class I	Voya Variable Funds:
Voya Intermediate Bond Portfolio:	Voya Growth and Income Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I	Voya Variable Portfolios, Inc.:
Voya Investors Trust:	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Voya High Yield Portfolio - Institutional Class	Voya Index Plus MidCap Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Large Cap Value Portfolio - Institutional Class	Voya International Index Portfolio - Class S
Voya Limited Maturity Bond Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Retirement Growth Portfolio - Institutional Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Retirement Moderate Portfolio - Institutional Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® Clarion Global Real Estate Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® Clarion Real Estate Portfolio - Institutional Class	Voya U.S. Bond Index Portfolio - Class I
VY® Invesco Growth and Income Portfolio - Service Class	Voya Variable Products Trust:
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya MidCap Opportunities Portfolio - Class I
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class

The names of certain Trusts and Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Voya Variable Portfolios, Inc.:	Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global Equity Portfolio - Class I

During 2020, there were no Divisions closed to contract owners.

42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

2.    Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of RLNY, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, death benefits, surrenders and withdrawals, policy loans and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2020 through March 31, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees

Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover RLNY’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

RLNY deducts a premium charge from 3.75% to 6.25% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

For all Policies, mortality and expense risk charges result in a deduction in the daily computation of unit values. RLNY currently deducts this charge at an annual rate of up to 0.90% of the accumulation value of the Policy in years one through ten, in accordance with the terms of the Policies. After the tenth policy year, the charge may be eliminated or reduced. These charges are assessed through a reduction in unit values.

45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Other Policy Charges

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the contract. The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $7.50 to $8.50 per month. These charges are assessed through the redemption of units.

Surrender and Lapse Charges

As defined in the Policies, RLNY assesses a surrender charge if the Policies lapse or are surrendered before a specified period. These charges are assessed through the redemption of units.

Fees Waived by RLNY

Certain charges and fees for various types of Policies may be waived by RLNY. RLNY reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.21% to 1.25% of the average net assets of each respective Fund.

46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series®:
Growth Fund - Class 2	$105	$404
Growth-Income Fund - Class 2	51	126
International Fund - Class 2	29	85
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	8	3
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	44	184
Fidelity® VIP Index 500 Portfolio - Initial Class	6	21
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3	2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	69	32
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	6	1
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	101	266
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	24	88
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	281	428
Voya High Yield Portfolio - Institutional Class	11	17
Voya Large Cap Growth Portfolio - Institutional Class	296	227
Voya Large Cap Value Portfolio - Institutional Class	28	65
Voya Limited Maturity Bond Portfolio - Service Class	92	54
Voya Retirement Growth Portfolio - Institutional Class	26	139
Voya Retirement Moderate Growth Portfolio - Institutional Class	85	249
Voya Retirement Moderate Portfolio - Institutional Class	18	141
Voya U.S. Stock Index Portfolio - Institutional Class	107	89
VY® Clarion Global Real Estate Portfolio - Service Class	3	1
VY® Clarion Real Estate Portfolio - Institutional Class	—	—
VY® Invesco Growth and Income Portfolio - Service Class	22	7
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	26	42
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	49	128
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	364	391
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	27	22
VY® T. Rowe Price International Stock Portfolio - Institutional Class	48	160
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	80	79
Voya International High Dividend Low Volatility Portfolio - Initial Class	33	32
Voya Solution Moderately Aggressive Portfolio - Initial Class	—	—
VY® Baron Growth Portfolio - Initial Class	31	114
VY® Columbia Small Cap Value II Portfolio - Initial Class	16	130
VY® Invesco Comstock Portfolio - Initial Class	10	79
VY® Invesco Equity and Income Portfolio - Initial Class	46	78
VY® Invesco Oppenheimer Global Portfolio - Initial Class	67	82
47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	$2	$1
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	246	251
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Moderate Portfolio - Class I	1	1
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	168	661
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	8	22
Voya Index Plus LargeCap Portfolio - Class I	21	10
Voya Index Plus MidCap Portfolio - Class I	14	9
Voya Index Plus SmallCap Portfolio - Class I	14	8
Voya International Index Portfolio - Class S	14	13
Voya Russell™ Large Cap Growth Index Portfolio - Class I	167	200
Voya Russell™ Large Cap Index Portfolio - Class I	95	125
Voya Russell™ Large Cap Value Index Portfolio - Class I	37	17
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	2	45
Voya Russell™ Small Cap Index Portfolio - Class I	8	28
Voya Small Company Portfolio - Class I	6	29
Voya U.S. Bond Index Portfolio - Class I	66	37
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	15	11
Voya SmallCap Opportunities Portfolio - Class I	25	43

48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

7.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

American Funds Insurance Series®:
Growth Fund - Class 2	1,044	6,774	(5,730)	1,424	1,579	(155)
Growth-Income Fund - Class 2	593	3,382	(2,789)	682	1,636	(954)
International Fund - Class 2	795	2,487	(1,692)	962	4,857	(3,895)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	98	127	(29)	110	121	(11)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	466	1,566	(1,100)	665	555	110
Fidelity® VIP Index 500 Portfolio - Initial Class	—	190	(190)	—	173	(173)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	49	(49)	—	70	(70)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	491	635	(144)	515	863	(348)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	52	33	19	53	35	18
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	22,218	94,007	(71,789)	39,693	90,861	(51,168)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,111	7,239	(5,128)	2,182	5,058	(2,876)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	25,099	82,751	(57,652)	21,625	103,551	(81,926)
Voya High Yield Portfolio - Institutional Class	583	1,724	(1,141)	10,118	1,458	8,660
Voya Large Cap Growth Portfolio - Institutional Class	1,332	4,551	(3,219)	2,289	6,817	(4,528)
Voya Large Cap Value Portfolio - Institutional Class	638	2,721	(2,083)	172	4,782	(4,610)
Voya Limited Maturity Bond Portfolio - Service Class	6,329	4,126	2,203	1,139	2,209	(1,070)

49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Investors Trust (continued):
Voya Retirement Growth Portfolio - Institutional Class	700	6,609	(5,909)	936	852	84
Voya Retirement Moderate Growth Portfolio - Institutional Class	1,367	11,939	(10,572)	1,561	1,449	112
Voya Retirement Moderate Portfolio - Institutional Class	—	7,694	(7,694)	4	2,421	(2,417)
Voya U.S. Stock Index Portfolio - Institutional Class	1,294	2,450	(1,156)	3,649	5,012	(1,363)
VY® Clarion Global Real Estate Portfolio - Service Class	58	68	(10)	16	167	(151)
VY® Clarion Real Estate Portfolio - Institutional Class	—	—	—	—	—	—
VY® Invesco Growth and Income Portfolio - Service Class	399	475	(76)	555	1,197	(642)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	404	2,269	(1,865)	9,223	2,463	6,760
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	1,770	3,404	(1,634)	3,194	2,144	1,050
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	1,743	7,358	(5,615)	3,049	7,598	(4,549)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	611	1,273	(662)	541	631	(90)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	1,137	6,364	(5,227)	804	1,973	(1,169)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	4,631	4,647	(16)	352	1,635	(1,283)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,327	3,264	(1,937)	1,037	492	545
Voya Solution Moderately Aggressive Portfolio - Initial Class	1	19	(18)	38	1,082	(1,044)
VY® Baron Growth Portfolio - Initial Class	740	2,306	(1,566)	2,513	1,296	1,217
VY® Columbia Small Cap Value II Portfolio - Initial Class	180	5,570	(5,390)	1,376	2,977	(1,601)
VY® Invesco Comstock Portfolio - Initial Class	201	2,359	(2,158)	197	740	(543)
VY® Invesco Equity and Income Portfolio - Initial Class	1,052	2,564	(1,512)	671	754	(83)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	1,019	2,831	(1,812)	1,276	4,284	(3,008)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	12	(12)	—	690	(690)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,612	5,908	(4,296)	4,905	3,701	1,204
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Moderate Portfolio - Class I	—	38	(38)	—	39	(39)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	10,616	76,313	(65,697)	48,737	110,921	(62,184)

50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	509	2,187	(1,678)	451	3,568	(3,117)
Voya Index Plus LargeCap Portfolio - Class I	267	280	(13)	125	258	(133)
Voya Index Plus MidCap Portfolio - Class I	319	273	46	159	1,566	(1,407)
Voya Index Plus SmallCap Portfolio - Class I	358	268	90	131	235	(104)
Voya International Index Portfolio - Class S	555	718	(163)	427	980	(553)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,580	3,891	(2,311)	1,361	3,917	(2,556)
Voya Russell™ Large Cap Index Portfolio - Class I	1,823	2,971	(1,148)	197	749	(552)
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,129	1,041	88	1,037	2,059	(1,022)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	29	1,084	(1,055)	38	343	(305)
Voya Russell™ Small Cap Index Portfolio - Class I	143	1,496	(1,353)	105	623	(518)
Voya Small Company Portfolio - Class I	223	1,382	(1,159)	240	297	(57)
Voya U.S. Bond Index Portfolio - Class I	3,371	2,691	680	1,912	2,684	(772)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	16	326	(310)	16	3,396	(3,380)
Voya SmallCap Opportunities Portfolio - Class I	277	467	(190)	866	214	652

51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Growth Fund - Class 2
2020		27	$89.67	$2,410	0.28%	—	52.06%
2019		33	$58.97	$1,923	0.76%	—	30.78%
2018		33	$45.09	$1,477	0.47%	—	-0.24%
2017		33	$45.20	$1,486	0.51%	—	28.30%
2016		35	$35.23	$1,232	0.77%	—	9.48%
Growth-Income Fund - Class 2
2020		15	$53.91	$797	1.23%	—	13.54%
2019		18	$47.48	$834	1.70%	—	26.14%
2018		19	$37.64	$697	1.55%	—	-1.80%
2017		19	$38.33	$724	1.44%	—	22.38%
2016		18	$31.32	$577	1.45%	—	11.54%
International Fund - Class 2
2020		18	$47.55	$836	0.61%	—	13.97%
2019		19	$41.72	$804	1.38%	—	22.89%
2018		23	$33.95	$787	1.75%	—	-13.15%
2017		24	$39.09	$926	1.39%	—	32.15%
2016		21	$29.58	$610	1.42%	—	3.54%
BlackRock Global Allocation V.I. Fund - Class III
2020		3	$25.52	$74	1.47%	—	20.72%
2019		3	$21.14	$62	1.74%	—	17.77%
2018		3	$17.95	$53	—	—	-7.57%
2017		2	$19.42	$45	1.32%	—	13.70%
2016		2	$17.08	$39	1.26%	—	3.77%

52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		10	$163.48	$1,621	0.27%	—	30.58%
2019		11	$125.20	$1,379	0.50%	—	31.57%
2018		11	$95.16	$1,038	0.70%	—	-6.38%
2017		12	$101.64	$1,264	0.98%	—	21.89%
2016		14	$83.39	$1,204	0.74%	—	8.00%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		3	$130.97	$340	1.54%	—	18.24%
2019		3	$110.77	$308	2.15%	—	31.35%
2018		3	$84.33	$249	1.84%	—	-4.49%
2017		3	$88.29	$294	1.69%	—	21.71%
2016		4	$72.54	$312	1.18%	—	11.86%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2020		2	$41.06	$92	2.25%	—	9.38%
2019		2	$37.54	$86	2.40%	—	9.67%
2018		2	$34.23	$81	2.25%	—	-0.52%
2017		3	$34.41	$97	2.26%	—	4.21%
2016		4	$33.02	$116	1.86%	—	4.76%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		10	$91.04	$875	1.64%	—	6.70%
2019		10	$85.32	$832	2.12%	—	27.44%
2018		10	$66.95	$676	2.27%	—	-8.29%
2017		11	$73.00	$823	1.64%	—	12.88%
2016		13	$64.67	$839	1.98%	—	18.03%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2020		2	$50.82	$91	—	—	19.55%
2019		2	$42.51	$75	—	—	25.88%
2018		2	$33.77	$59	—	—	-5.72%
2017		2	$35.82	$76	0.52%	—	18.45%
2016		2	$30.24	$65	0.69%	—	9.84%
53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2020		904	$5.42	to	$22.74	$4,945	2.03%	0.00%	to	0.15%	10.55%	to	10.82%
2019		975	$4.90	to	$20.52	$4,826	3.83%	0.00%	to	0.15%	19.09%	to	19.37%
2018		1,026	$4.10	to	$17.23	$4,333	2.31%	0.00%	to	0.15%		-6.81%
2017		1,010	$4.90	to	$18.49	$5,085	2.57%	0.00%	to	0.15%		14.70%
2016		1,080	$4.28	to	$16.12	$4,746	1.77%	0.00%	to	0.15%	7.19%	to	7.83%
Voya Intermediate Bond Portfolio - Class I
2020		46	$5.22	to	$24.90	$362	3.09%	0.00%	to	0.26%	7.36%	to	7.84%
2019		52	$4.87	to	$23.09	$414	7.65%	0.00%	to	0.26%	9.85%	to	10.35%
2018		58	$4.41	to	$21.02	$423	3.36%	0.00%	to	0.26%		-0.57%
2017		61	$4.51	to	$21.14	$504	3.37%	0.00%	to	0.26%		5.07%
2016		60	$4.37	to	$20.12	$474	2.32%	0.00%	to	0.26%	2.99%	to	4.30%
Voya Government Liquid Assets Portfolio - Class I
2020		838	$2.94	to	$12.46	$3,012	0.19%	0.00%	to	0.46%	-0.16%	to	0.32%
2019		897	$2.95	to	$12.42	$3,191	3.79%	0.00%	to	0.46%	1.15%	to	1.97%
2018		978	$2.92	to	$12.18	$3,645	1.53%	0.00%	to	0.46%		1.67%
2017		947	$2.93	to	$11.98	$3,672	0.62%	0.00%	to	0.46%		0.67%
2016		1,037	$3.00	to	$11.90	$4,091	—	0.00%	to	0.46%	-0.45%	to	0.17%
Voya High Yield Portfolio - Institutional Class
2020		8		$11.21		$84	5.68%		—			5.95%
2019	8/23/2019	9		$10.58		$92	(d)		—			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Growth Portfolio - Institutional Class
2020		35		$71.66		$2,515	0.48%		—			30.89%
2019		38		$54.75		$2,098	0.67%		—			32.76%
2018		43		$41.24		$1,767	0.66%		—			-1.48%
2017		45		$41.86		$1,877	0.66%		—			29.76%
2016		49		$32.26		$1,582	0.54%		—			3.96%

54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2020		7	$25.56	$167	1.60%	—	6.28%
2019		9	$24.05	$207	1.74%	—	25.13%
2018		13	$19.22	$254	2.17%	—	-7.82%
2017		14	$20.85	$299	2.55%	—	13.56%
2016		14	$18.36	$258	2.41%	—	13.90%
Voya Limited Maturity Bond Portfolio - Service Class
2020		21	$14.72	$314	2.04%	—	3.15%
2019		19	$14.27	$273	1.82%	—	4.08%
2018		20	$13.71	$277	1.37%	—	1.03%
2017		23	$13.57	$309	1.70%	—	1.19%
2016		23	$13.41	$314	1.26%	—	1.28%
Voya Retirement Growth Portfolio - Institutional Class
2020		10	$24.10	$248	2.03%	—	14.11%
2019		16	$21.12	$342	2.25%	—	22.08%
2018		16	$17.30	$279	2.08%	—	-7.04%
2017		16	$18.61	$299	1.94%	—	17.12%
2016		21	$15.89	$341	2.60%	—	7.80%
Voya Retirement Moderate Growth Portfolio - Institutional Class
2020		35	$23.29	$810	2.41%	—	13.61%
2019		45	$20.50	$930	2.35%	—	20.38%
2018		45	$17.03	$770	2.17%	—	-5.91%
2017		44	$18.10	$794	2.14%	—	15.07%
2016		44	$15.73	$686	2.49%	—	7.23%
Voya Retirement Moderate Portfolio - Institutional Class
2020		16	$21.45	$342	2.02%	—	12.54%
2019		24	$19.06	$451	2.29%	—	17.51%
2018		26	$16.22	$423	2.23%	—	-4.70%
2017		28	$17.02	$472	1.97%	—	12.20%
2016		30	$15.17	$449	2.30%	—	6.16%

55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2020		28	$45.76	$1,264	1.85%	—	18.12%
2019		29	$38.74	$1,115	1.60%	—	31.14%
2018		30	$29.54	$891	1.82%	—	-4.65%
2017		32	$30.98	$982	1.84%	—	21.49%
2016		31	$25.50	$778	2.05%	—	11.65%
VY® Clarion Global Real Estate Portfolio - Service Class
2020		1	$14.70	$14	6.90%	—	-5.04%
2019		1	$15.48	$15	—	—	24.34%
2018		1	$12.45	$14	5.26%	—	-8.72%
2017		2	$13.64	$24	3.53%	—	10.45%
2016		2	$12.35	$24	0.95%	—	0.65%
VY® Clarion Real Estate Portfolio - Institutional Class
2020		—	$55.28	$1	—	—	-6.32%
2019		—	$59.01	$1	—	—	28.48%
2018		—	$45.93	$1	—	—	-7.42%
2017		—	$49.61	$1	1.74%	—	5.46%
2016		—	$47.04	$1	1.84%	—	4.46%
VY® Invesco Growth and Income Portfolio - Service Class
2020		6	$30.78	$190	1.59%	—	2.91%
2019		6	$29.91	$187	2.83%	—	24.73%
2018		7	$23.98	$166	1.55%	—	-13.59%
2017		8	$27.75	$221	2.07%	—	13.87%
2016		9	$24.37	$226	2.16%	—	19.93%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		13	$30.54	$401	0.54%	—	33.71%
2019		15	$22.84	$343	—	—	32.10%
2018		8	$17.29	$143	0.66%	—	-16.55%
2017		8	$20.72	$161	0.63%	—	43.39%
2016		7	$14.45	$108	1.57%	—	13.24%

56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		40	$53.04	$2,106	—	—	16.52%
2019		41	$45.52	$1,881	1.20%	—	26.76%
2018		40	$35.91	$1,447	0.68%	—	-10.34%
2017		44	$40.05	$1,774	0.69%	—	15.85%
2016		46	$34.57	$1,577	0.66%	—	21.94%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2020		53	$69.08	$3,684	1.46%	—	18.27%
2019		59	$58.41	$3,442	1.75%	—	24.73%
2018		63	$46.83	$2,973	2.41%	—	0.73%
2017		68	$46.49	$3,157	1.52%	—	15.39%
2016		70	$40.29	$2,823	1.58%	—	8.31%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2020		10	$30.63	$313	4.67%	—	1.26%
2019		11	$30.25	$329	2.71%	—	26.68%
2018		11	$23.88	$262	2.59%	—	-9.10%
2017		11	$26.27	$279	2.09%	—	16.45%
2016		14	$22.56	$316	2.40%	—	19.11%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2020		20	$29.38	$595	2.24%	—	14.72%
2019		25	$25.61	$653	1.01%	—	28.05%
2018		27	$20.00	$533	1.89%	—	-13.98%
2017		27	$23.25	$629	1.39%	—	28.24%
2016		28	$18.13	$513	1.48%	—	2.20%
Voya Global Bond Portfolio - Service Class
2020		3	$19.18	$67	3.13%	—	8.85%
2019		3	$17.62	$61	2.88%	—	7.64%
2018		5	$16.37	$78	3.35%	—	-2.15%
2017		6	$16.73	$101	2.31%	—	9.27%
2016		5	$15.31	$84	1.48%	—	6.02%

57

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

z

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		9	$14.99	$136	2.65%	—	-0.73%
2019		11	$15.10	$166	1.99%	—	16.69%
2018		10	$12.94	$135	2.18%	—	-14.92%
2017		9	$15.21	$140	2.03%	—	22.37%
2016		9	$12.43	$107	2.95%	—	1.80%
Voya Solution Moderately Aggressive Portfolio - Initial Class
2020		—	$15.55	$4	—	—	14.25%
2019		—	$13.61	$3	—	—	22.94%
2018		1	$11.07	$14	—	—	-8.96%
2017		1	$12.16	$16	0.54%	—	18.52%
2016		—	$10.26	$3	1.30%	—	6.32%
VY® Baron Growth Portfolio - Initial Class
2020		11	$58.48	$667	—	—	33.55%
2019		13	$43.79	$568	—	—	38.97%
2018		12	$31.51	$370	—	—	-1.68%
2017		12	$32.05	$390	0.91%	—	28.51%
2016		15	$24.94	$384	—	—	5.59%
VY® Columbia Small Cap Value II Portfolio - Initial Class
2020		13	$26.16	$351	0.75%	—	9.87%
2019		19	$23.81	$448	0.71%	—	20.44%
2018		20	$19.77	$403	0.67%	—	-17.52%
2017		20	$23.97	$491	0.32%	—	11.18%
2016		9	$21.56	$189	0.52%	—	24.05%
VY® Invesco Comstock Portfolio - Initial Class
2020		3	$35.61	$105	2.09%	—	-0.22%
2019		5	$35.69	$182	2.33%	—	25.54%
2018		6	$28.43	$161	1.72%	—	-12.17%
2017		6	$32.37	$187	1.45%	—	17.97%
2016		6	$27.44	$163	2.68%	—	18.12%

58

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2020		8	$34.77	$284	1.69%	—	9.96%
2019		10	$31.62	$306	2.13%	—	20.09%
2018		10	$26.33	$257	2.26%	—	-9.46%
2017		9	$29.08	$273	2.24%	—	10.91%
2016		9	$26.22	$244	2.57%	—	15.25%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		31	$44.53	$1,365	1.04%	—	27.78%
2019		32	$34.85	$1,131	0.48%	—	31.81%
2018		35	$26.44	$938	1.59%	—	-13.20%
2017		39	$30.46	$1,194	1.11%	—	36.53%
2016		42	$22.31	$938	1.19%	—	0.22%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		1	$54.69	$30	—	—	0.55%
2019		1	$54.39	$30	—	—	26.46%
2018		1	$43.01	$53	1.72%	—	-11.95%
2017		1	$48.85	$63	0.88%	—	14.03%
2016		1	$42.84	$56	0.91%	—	14.94%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		50	$63.22	$3,132	0.11%	—	31.85%
2019		54	$47.95	$2,582	0.32%	—	37.20%
2018		53	$34.95	$1,840	0.21%	—	-3.24%
2017		55	$36.12	$1,971	0.63%	—	24.81%
2016		58	$28.94	$1,679	0.30%	—	7.42%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		1	$27.02	$17	—	—	12.72%
2019		1	$23.97	$16	—	—	19.25%
2018		1	$20.10	$14	—	—	-6.03%
2017		1	$21.39	$16	1.91%	—	14.45%
2016		1	$18.69	$14	2.62%	—	6.68%

59

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya Growth and Income Portfolio - Class I
2020		810	$11.80	to	$29.06	$9,810	1.26%	—	16.68%	to	17.27%
2019		875	$10.11	to	$24.78	$9,102	3.38%	—	28.86%	to	29.87%
2018		937	$7.79	to	$19.23	$7,507	1.79%	—		-4.42%
2017		950	$8.61	to	$20.12	$8,427	1.80%	—		20.33%
2016		1,012	$7.30	to	$16.72	$7,618	1.95%	—	5.19%	to	9.78%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		11		$13.64		$146	1.90%	—		-0.80%
2019		12		$13.75		$170	2.90%	—		21.68%
2018		15		$11.30		$175	5.43%	—		-8.87%
2017		16		$12.40		$193	2.37%	—		23.75%
2016		16		$10.02		$159	2.59%	—		6.03%
Voya Index Plus LargeCap Portfolio - Class I
2020		3		$43.33		$127	1.69%	—		15.92%
2019		3		$37.38		$110	2.01%	—		30.06%
2018		3		$28.74		$89	1.08%	—		-6.81%
2017		3		$30.84		$97	1.56%	—		24.61%
2016		3		$24.75		$76	1.83%	—		10.29%
Voya Index Plus MidCap Portfolio - Class I
2020		5		$43.23		$201	1.04%	—		8.26%
2019		5		$39.93		$184	1.07%	—		27.08%
2018		6		$31.42		$189	0.98%	—		-14.34%
2017		6		$36.68		$221	1.29%	—		13.56%
2016		6		$32.30		$182	1.03%	—		18.14%
Voya Index Plus SmallCap Portfolio - Class I
2020		3		$39.24		$114	0.92%	—		5.40%
2019		3		$37.23		$104	1.04%	—		21.83%
2018		3		$30.56		$89	1.04%	—		-12.41%
2017		3		$34.89		$103	0.93%	—		9.92%
2016		3		$31.74		$104	0.90%	—		27.32%

60

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya International Index Portfolio - Class S
2020		10	$23.81	$248	2.07%	—	7.64%
2019		11	$22.12	$234	2.75%	—	21.01%
2018		11	$18.28	$203	2.71%	—	-13.85%
2017		11	$21.22	$240	2.09%	—	24.53%
2016		12	$17.04	$203	3.11%	—	0.53%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		40	$72.33	$2,927	0.58%	—	38.46%
2019		43	$52.24	$2,234	0.96%	—	35.83%
2018		45	$38.46	$1,743	1.09%	—	-0.95%
2017		50	$38.83	$1,935	1.16%	—	31.27%
2016		56	$29.58	$1,660	1.24%	—	6.56%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		8	$54.76	$453	1.37%	—	21.88%
2019		9	$44.93	$423	1.57%	—	31.34%
2018		10	$34.21	$341	1.70%	—	-3.47%
2017		10	$35.44	$364	1.57%	—	22.59%
2016		11	$28.91	$310	2.07%	—	10.94%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		14	$36.98	$509	0.99%	—	1.48%
2019		14	$36.44	$499	2.38%	—	25.92%
2018		15	$28.94	$426	2.16%	—	-6.62%
2017		16	$30.99	$500	2.09%	—	13.43%
2016		17	$27.32	$473	1.59%	—	15.66%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2020		—	$64.91	$16	—	—	34.84%
2019		1	$48.14	$63	1.67%	—	34.88%
2018		2	$35.69	$57	—	—	-5.16%
2017		2	$37.63	$60	0.93%	—	24.69%
2016		2	$30.18	$51	0.90%	—	7.10%

61

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class I
2020		3	$32.03	$98	0.93%	—	19.56%
2019		4	$26.79	$118	0.90%	—	25.19%
2018		5	$21.40	$105	0.88%	—	-11.28%
2017		5	$24.12	$122	1.04%	—	14.26%
2016		5	$21.11	$112	1.43%	—	21.11%
Voya Small Company Portfolio - Class I
2020		5	$28.86	$140	0.68%	—	12.30%
2019		6	$25.70	$155	0.72%	—	26.23%
2018		6	$20.36	$124	0.68%	—	-15.87%
2017		7	$24.20	$168	0.34%	—	11.32%
2016		8	$21.74	$167	0.42%	—	24.44%
Voya U.S. Bond Index Portfolio - Class I
2020		35	$16.36	$579	2.71%	—	7.21%
2019		35	$15.26	$530	2.52%	—	8.30%
2018		35	$14.09	$500	2.40%	—	-0.35%
2017		35	$14.14	$500	2.10%	—	3.21%
2016		48	$13.70	$653	2.19%	—	2.32%
Voya MidCap Opportunities Portfolio - Class I
2020		8	$43.93	$331	—	—	41.12%
2019		8	$31.13	$244	0.39%	—	29.33%
2018		11	$24.07	$270	—	—	-7.46%
2017		12	$26.01	$302	0.13%	—	25.05%
2016		11	$20.80	$230	—	—	7.27%
Voya SmallCap Opportunities Portfolio - Class I
2020		4	$130.65	$522	—	—	26.35%
2019		4	$103.40	$433	—	—	25.71%
2018		7	$82.25	$291	—	—	-15.87%
2017		4	$97.77	$360	0.07%	—	18.72%
2016		4	$82.35	$314	—	—	13.40%

62

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risk charges as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

63

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 5, 2021

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$1,619,561	$1,611,859
Bonds - securities loaned and pledged	37,804	80,326
Preferred stocks	3,634	4,000
Common stocks	1,679	1,397
Mortgage loans	188,448	191,791
Contract loans	95,236	98,449
Securities lending collateral	10,298	68,562
Derivatives	5,359	25,138
Other invested assets	3,825	3,861
Cash and short term investments	103,988	38,942
Total cash and invested assets	2,069,832	2,124,325
Deferred and uncollected premiums, less loading (2020-$2,887; 2019-$3,199)	2,039	2,120
Accrued investment income	16,211	17,889
Reinsurance balances recoverable	14,180	31,942
Indebtedness from related parties	371	228
Net deferred tax asset	31,665	39,569
Other assets	1,721	8,621
Separate account assets	646,461	642,806
Total admitted assets	$2,782,480	$2,867,500

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,688,219	$1,645,573
Accident and health reserves	19,926	15,294
Deposit type contracts	69,721	71,548
Policyholders’ funds	428	344
Dividends payable	1,296	1,259
Policy and contract claims	48,601	43,497
Total policy and contract liabilities	1,828,191	1,777,515

Interest maintenance reserve	2,161	—
Accounts payable and accrued expenses	2,352	3,069
Reinsurance balances	—	415
Indebtedness to related parties	14,343	12,859
Current federal income taxes payable (including ($163) and $3,982 on realized capital (losses) gains at December 31, 2020 and 2019, respectively)	7,215	580
Asset valuation reserve	1,761	1,261
Net transfers (from) to separate accounts due or accrued	(289)	2,234
Derivatives	7,512	9,124
Payable for securities lending	10,298	68,562
Other liabilities	19,357	45,713
Separate account liabilities	646,461	642,806
Total liabilities	2,539,362	2,564,138

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	11,481	71,725
Total capital and surplus	243,118	303,362
Total liabilities and capital and surplus	$2,782,480	$2,867,500

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$131,966	$130,681	$138,317
Considerations for supplementary contracts with life contingencies	22,584	13,463	16,515
Net investment income	95,588	93,768	94,147
Amortization of interest maintenance reserve	(724)	(931)	(494)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	11,395	11,916	12,575
Other revenue	15,386	16,141	18,268
Total premiums and other revenues	276,195	265,038	279,328
Benefits paid or provided:
Death benefits	98,741	92,680	98,653
Annuity benefits	33,449	25,248	24,499
Surrender benefits and withdrawals	78,650	114,767	126,009
Interest and adjustments on contract or deposit-type contract funds	2,709	2,595	2,829
Accident and health benefits	56,258	41,458	48,965
Other benefits	10,922	9,410	8,942
Increase (decrease) in life, annuity and accident and health reserves	32,530	(32,780)	(11,436)
Net transfers from separate accounts	(75,180)	(89,240)	(94,922)
Total benefits paid or provided	238,079	164,138	203,539
Insurance expenses and other deductions:
Commissions	8,865	9,728	11,656
General expenses	38,351	41,268	38,185
Insurance taxes, licenses and fees	6,216	6,652	8,032
Other deductions	1,574	523	1,060
Total insurance expenses and other deductions	55,006	58,171	58,933
(Loss) gain from operations before policyholder dividends, federal income taxes and net realized capital (losses) gains	(16,890)	42,729	16,856
Dividends to policyholders	1,269	1,220	1,209
(Loss) gain from operations before federal income taxes and net realized capital (losses) gains	(18,159)	41,509	15,647
Federal income tax expense	3,690	9,915	3,691
(Loss) gain from operations before net realized capital (losses) gains	(21,849)	31,594	11,956
Net realized capital gains (losses)	2,738	(18,021)	5,528
Net (loss) income	$(19,111)	$13,573	$17,484

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,756	$2,756	$2,756

Paid in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus:
Balance at beginning of year	71,725	47,114	41,048
Net (loss) income	(19,111)	13,573	17,484
Change in net unrealized capital (losses) gains	(13,570)	3,220	(680)
Change in nonadmitted assets	(15,334)	3,962	766
Change in reserve on account of change in valuation basis	(14,749)	—	—
Change in reserve on account of change in SA valuation basis	1,311	—	—
Change in liability for reinsurance in unauthorized companies	212	(195)	(7)
Change in asset valuation reserve	(500)	4,987	(5,826)
Change in net deferred income tax	7,919	2,896	(2,786)
Amortization of gain on reinsurance	(2,885)	(2,885)	(2,885)
Tax on change in valuation basis	(3,537)	—	—
Prior period adjustment	—	(947)	—
Balance at end of year	11,481	71,725	47,114
Total capital and surplus	$243,118	$303,362	$278,751

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$131,553	$128,131	$136,114
Net investment income received	94,446	93,976	94,511
Commissions and expenses paid	(73,448)	(49,494)	(62,098)
Benefits paid	(258,065)	(288,763)	(337,156)
Net transfers from separate accounts	73,989	89,654	95,454
Dividends paid to policyholders	(1,217)	(1,211)	(1,174)
Federal income taxes recovered (paid)	2,272	(1,987)	(3,310)
Miscellaneous income	46,301	38,739	44,557
Net cash provided by (used in) operations	15,831	9,045	(33,102)

Investment Activities
Proceeds:
Bonds	317,224	293,236	478,469
Stocks	897	—	—
Mortgage loans	9,343	25,025	21,779
Other invested assets	14	34	78
Miscellaneous proceeds	35,004	744	11,078
Total proceeds from sales, maturities, or repayments of investments	362,482	319,039	511,404

Cost of investments acquired:
Bonds	274,645	295,627	458,321
Stocks	725	1,050	—
Mortgage loans	6,000	13,850	25,500
Other invested assets	—	—	—
Miscellaneous applications	31,228	27,823	5,534
Total cost of investments acquired	312,598	338,350	489,355
Net decrease in contract loans	3,204	5,232	1,798
Net cash provided by (used in) investment activities	53,088	(14,079)	23,847

Financing and Miscellaneous Activities
Other cash (applied) provided:
Net (withdrawals) deposits on deposit type contracts	(1,827)	1,640	(5,405)
Other cash (applied) provided	(2,046)	446	5,388
Net cash (used) provided in financing and miscellaneous activities	(3,873)	2,086	(17)
Net increase (decrease) in cash and short term investments	65,046	(2,948)	(9,272)
Cash and short term investments:
Beginning of year	38,942	41,890	51,162
End of year	$103,988	$38,942	$41,890

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), an insurance company domiciled in Minnesota. ReliaStar is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company (“SLD”) and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLDI. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to SLD certain in scope individual life insurance and annuities business of several of the Company’s affiliates, including a 75% quota share of the Company’s in-scope individual life, annuity, and employee benefit business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Description of Business

The Company principally provides and distributes life insurance and related financial services products, including group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company prospectively adopted VM-20 effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, was effective for all variable annuity contracts issued on or after January 1, 2017. The Company has not sold variable annuity contracts since 2009.  AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the Company has elected the CTE with prescribed assumptions (CTEPA) method.  For the Company, there is an additional New York Floor which follows AG43 standard scenario with adjustments to the prescribed assumptions established by New York Department of Financial Services ("NYDFS"). The net impact of the revisions to surplus is an increase of $18.3. Impact to the separate account change in valuation basis is $1.3.

Correction of Errors

In 2019, the Company determined that it had understated contract claims in prior years by $1.2. To correct this error, the Company recognized a cumulative prior period adjustment

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
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(Dollar amounts in millions, unless otherwise stated)
decrease to surplus of $0.9, net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”). The tax effect of this adjustment was an increase in taxes payable of $0.3.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services ("NYDFS"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur.

For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as impairments. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss exists, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
of individual securities sold in five year bands. The Company’s net deferral of IMR is negative and as such is reported as a component of other assets and nonadmitted in the accompanying balance sheets.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be booked under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed IMR, non operating systems software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experienced an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the Fixed Indexed Annuities ("FIA") contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against changes in the value of the benefit contained in the retail life products. The Company also uses equity options to hedge against increases in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the London Interbank Offered Rates ("LIBOR") rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 8.75% for 2020.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $10.1 and $10.4 for any surrender value promised in excess of the reserves as otherwise legally computed reserves at December 31, 2020 and 2019, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the NYDFS, is $2.2 billion and $2.3 billion at December 31, 2020 and 2019, respectively. The amount of premium deficiency reserves for life policies on which gross premiums are less than the net premiums is $28.3 and $32.7 at December 31, 2020 and 2019, respectively.

Liability carried for premium deficiency reserves was $9.8 at December 31, 2020 and 2019, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
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(Dollar amounts in millions, unless otherwise stated)
Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 4% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Deferred federal income taxes	$75,371	$55,941
Agents’ debit balances	—	2
Deferred and uncollected premiums	1,259	1,241
Negative IMR	—	4,366
Reinsurance recoverable	234	—
Other - suspense and clearing	122	103
Total nonadmitted assets	$76,986	$61,653

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads. Furthermore, NYDFS adopted an amendment to NY Regulation 213 ("NY Reg 213") effective January 1, 2020 which requires an additional floor reserve for NY entities. At adoption and at year end 2020, the NY Reg 213 reserve was

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
higher than the VM-21 reserves; therefore, the Company recorded the amounts equal to the NY Reg 213 reserves.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of Financial Services ("Superintendent") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of Financial Services.

The NYDFS superintendent approved a permitted accounting practice that allows the Company to hold reserves computed in accordance with VM-A and VM-C for individual term life policies that convert into universal life policies, instead of Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") reserves as required by the valuation manual. As of December 31, 2020, there were 26 such policies with total face amount of $8.1 and minimal reserves.

The Company did not have any prescribed or permitted practices as of December 31, 2019 and December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
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(Dollar amounts in millions, unless otherwise stated)
3.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$48,393	$12,263	$7	$60,649
Foreign other (par value - $313,532)	312,242	51,742	1,669	362,315
Foreign government (par value - $18,845)	20,475	3,211	5	23,681
Corporate securities	856,920	202,993	983	1,058,930
Residential mortgage backed securities	99,877	4,312	150	104,039
Commercial mortgage backed securities	232,084	13,300	1,732	243,652
Other asset backed securities	87,384	3,870	181	91,073
Total bonds	1,657,375	291,691	4,727	1,944,339
Preferred stocks	3,634	779	—	4,413
Common stocks	808	870	—	1,678
Total equity securities	4,442	1,649	—	6,091
Total	$1,661,817	$293,340	$4,727	$1,950,430

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$49,266	$6,430	$21	$55,675
Foreign other (par value - $325,682)	325,671	31,833	80	357,424
Foreign government (par value - $19,810)	21,601	2,198	—	23,799
Corporate securities	894,492	137,818	388	1,031,922
Residential mortgage backed securities	96,085	2,586	279	98,392
Commercial mortgage backed securities	234,757	9,116	203	243,670
Other asset backed securities	70,313	2,151	274	72,190
Total bonds	1,692,185	192,132	1,245	1,883,072
Preferred stocks	4,000	344	—	4,344
Common stocks	607	790	—	1,397
Total equity securities	4,607	1,134	—	5,741
Total	$1,696,792	$193,266	$1,245	$1,888,813

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2020	2019
	(In Thousands)
Cost or amortized cost	$1,657,375	$1,692,185
Adjustment for below investment grade bonds	(10)	—
Carrying value	$1,657,365	$1,692,185

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$30,384	$74,772	$9,293	$114,449
Unrealized loss	1,110	3,131	486	4,727

At December 31, 2019
Fair value	$65,208	$4,048	$22,105	$91,361
Unrealized loss	579	93	573	1,245

The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$56,774	$57,508
Due after 1 year through 5 years	191,978	207,259
Due after 5 years through 10 years	290,331	335,185
Due after 10 years	698,948	905,623
	1,238,031	1,505,575
Residential mortgage-backed securities	99,877	104,038
Commercial mortgage-backed securities	232,084	243,653
Other asset-backed securities	87,384	91,073
Total	$1,657,376	$1,944,339

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

    Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of December 31, 2020, 2019, and 2018, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2020
Residential mortgage-backed securities	$430	$415	$443	$—
Structured securities	132	90	128	1
Total	$562	$505	$571	$1

December 31, 2019
Residential mortgage-backed securities	$485	$473	$494	$—
Structured securities	142	94	132	—
Total	$627	$567	$626	$—

December 31, 2018
Residential mortgage-backed securities	$532	$526	$535	$—
Structured securities	154	102	141	—
Total	$686	$628	$676	$—

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2020 or 2019.

The following table shows prepayment penalty and acceleration fees at December 31, 2020 and 2019:

	General Account	Separate Account
	(In Thousands)
2020
Number of CUSIPs	49	—
Aggregate Amount of Investment Income	$1,542	$—

2019
Number of CUSIPs	49	—
Aggregate Amount of Investment Income	$822	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
There were no 5GI Securities as of December 31, 2020 and 2019.

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2020 were 3.7% and 3.7%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2020, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 62.2% on commercial properties.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$188,448	$—	$188,448
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$—	$—	$—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$191,791	$—	$191,791
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$—	$—	$—

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019.

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

Realized capital gains (losses) reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Realized capital gains (losses)	$5,677	$(23,425)	$(2,089)
Amount transferred to IMR (net of related taxes of $1,542 in 2020, $(322) in 2019, and $(1,034) in 2018)	(5,803)	1,213	3,889
Federal income tax benefit	2,863	4,191	3,728
Net realized capital gains (losses)	$2,737	$(18,021)	$5,528

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Realized capital losses include losses of $4.2, $1.7 and $0.4 related to securities that have experienced an other-than-temporary decline in value during 2020, 2019 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $225.7, $190.2 and $383.9 in 2020, 2019 and 2018, respectively. Gross gains of $13.2, $1.7 and $2.5 and gross losses of $4.1, $1.6 and $7.4 during 2020, 2019 and 2018, respectively, were realized on those sales. A portion of the gains and losses realized in 2020, 2019 and 2018 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) as of December 31, 2020 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$20,284	$2,032	$—	$18,252
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,284	$2,032	$—	$18,252

Third quarter:
Aggregate intent to sell	$3,988	$113	$—	$3,875
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$3,988	$113	$—	$3,875

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$2,145	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) as of December 31, 2019 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$15,658	$183	$—	$15,475
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$15,658	$183	$—	$15,475

Total	N/A	$183	$—	N/A

The Company did not have any OTTI’s recognized for structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) in 2018 due to intent to sell or inability or lack of intent to hold to recovery.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments in 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
12669GUL3	$233	$193	$39	$193	$181	3/31/2020
57643MMM3	$67	$59	$8	$59	$59	3/31/2020
Total			$47

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was minimal in 2020, 2019 and 2018, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$1,884	$73,204
Greater than 12 months	168	7,070
Total	$2,052	$80,274

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$605	$65,829
Greater than 12 months	150	4,049
Total	$755	$69,878

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The Company had immaterial impairments in EIG Energy Fund XIV LP as of December 31, 2020. The Company did not have any impairments for the years ended December 31, 2019 and 2018.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Income:
Bonds	$80,961	$80,716	$79,352
Mortgage loans	7,471	9,738	8,961
Contract loans	8,904	6,982	7,175
Derivatives	782	(1,368)	886
Other	601	445	702
Total investment income	98,719	96,513	97,076
Investment expenses	(3,131)	(2,745)	(2,929)
Net investment income	$95,588	$93,768	$94,147

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $4.6 and $5.6, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $14.3 and $71.4 at December 31, 2020 and 2019, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	At December 31, 2020	At December 31, 2019
(In Thousands)
Open	$10,298	$68,562
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$10,298	$68,562

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2020
Open	$—	$—
30 days or less	9,935	9,935
31 to 60 days	357	357
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	6	6
Securities received	—	—
Total collateral reinvested	$10,298	$10,298

At December 31, 2019
Open	$—	$—
30 days or less	28,611	28,612
31 to 60 days	14,950	14,952
61 to 90 days	6,125	6,126
91 to 120 days	1,575	1,576
121 to 180 days	8,394	8,394
181 to 365 days	8,906	8,908
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$68,561	$68,568

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted		Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**					Total Admitted Restricted
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	11,556	—	—	—	11,556	64,355	(52,799)	—	11,556	0.4	0.4
Letter stock or securities restricted as to sale-excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0	0.0
On deposit with states	4,754	—	—	—	4,754	5,529	(775)	—	4,754	0.2	0.2
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	0.0	0.0
Derivative Pledged Collateral	26,247	—	—	—	26,247	15,970	10,277	—	26,247	0.9	0.9
Total Restricted Assets	$42,557	$—	$—	$—	$42,557	$85,854	$(43,297)	$—	$42,557	1.5	1.5

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	64,355	—	—	—	64,355	77,733	(13,378)	—	64,355	2.2%	2.2%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
On deposit with states	5,529	—	—	—	5,529	5,491	38	—	5,529	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	0.0%	0.0%
Derivative Pledged Collateral	15,970	—	—	—	15,970	14,160	1,810	—	15,970	0.5%	0.6%
Total restricted assets	$85,854	$—	$—	$—	$85,854	$97,384	$(11,530)	$—	$85,854	2.9%	3.0

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$1,080	$1,080	0.05%	0.05%
Reinvested collateral assets owned	10,298	10,298	0.47	0.48
Total collateral Assets	$11,378	$11,378	0.52%	0.53%
*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$11,378	0.60%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$23,604	$23,604	1.04%	1.07%
Reinvested collateral assets owned	68,562	68,567	3.02%	3.11%
Total collateral assets	$92,166	$92,171	4.06%	4.18%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

		Amount	% of Liability to Total Liabilities*
		(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*		$92,166	4.84%
Recognized Obligation to Return Collateral Asset (Separate Account)**		$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2020	As of December 31, 2019
Collateral Type:		(In Thousands)
Cash
	Held - OTC Contracts	$1,080	$630
	Held- Cleared Contracts	—	16,173
	Pledged- Cleared Contracts	33	—

Securities
	Held	$—	$293
	Delivered	26,247	15,970

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$1,805	$(33)	$(33)
Equity contracts	121,186	1,980	1,772
Foreign exchange contracts	22,119	(1,705)	(1,046)
Interest rate contracts	158,000	(2,394)	(2,394)
Total derivatives	$303,110	$(2,152)	$(1,701)

December 31, 2019
Derivative contracts:
Credit contracts	$3,220	$(11)	$(11)
Equity contracts	144,184	998	759
Foreign exchange contracts	21,069	(495)	(213)
Interest rate contracts	260,000	15,522	15,522
Total derivatives	$428,473	$16,014	$16,057

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $65.2 and $56.3 and an aggregate fair value of $68.2 and $58.8 at December 31, 2020 and 2019, respectively. Those holdings amounted to 3.9% and 3.3% of the Company’s investments in bonds and 3.1% and 2.6% of total admitted assets at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $29.2 and $2.3 with an aggregate fair value of $34.5 and $2.4 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 1.8% and 0.1% of the Company’s investment in bonds and 1.4% and 0.1% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitor these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2020		2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$39,117	20.7%	$37,908	19.8%
50% - 60%	54,293	28.8%	70,066	36.5%
60% - 70%	92,478	49.1%	63,228	33.0%
70% - 80%	2,561	1.4%	20,589	10.7%
Total	$188,449	100.0%	$191,791	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$169,172	89.8%	$162,874	84.9%
1.25x to 1.5x	5,807	3.1%	13,556	7.1%
1.0x to 1.25x	13,470	7.1%	15,361	8.0%
Less than 1.0x	—	—%	—	—%
Total	$188,449	100.0%	$191,791	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$69,648	37.0%	$72,563	37.9%
Hotel/Motel	4,938	2.6%	5,478	2.9%
Industrial	26,693	14.2%	27,544	14.4%
Office	20,542	10.9%	15,733	8.2%
Other	5,989	3.2%	6,192	3.2%
Retail	60,639	32.1%	64,281	33.4%
Total	$188,449	100.0%	$191,791	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$65,953	35.0%	$62,264	32.4%
South Atlantic	53,753	28.5%	56,263	29.3%
West South Central	—	—%	127	0.1%
East North Central	32,532	17.2%	33,930	17.7%
Middle Atlantic	4,900	2.6%	4,900	2.6%
Mountain	25,741	13.7%	27,983	14.6%
West North Central	5,569	3.0%	6,324	3.3%
East South Central	—	—%	—	—%
Total	$188,448	100.0%	$191,791	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2020	2019
	(In Thousands)
2020	$5,901	$—
2019	12,713	13,689
2018	25,222	25,337
2017	32,342	34,567
2016	27,818	28,582
2015	30,341	32,186
2014 and prior	54,111	57,430
Total	$188,448	$191,791

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
6.    Reserves
At December 31, 2020 and 2019, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	2,290	—	—	2,290	0.3
At fair value	—	—	594,598	594,598	70.2
Total with market value adjustment or at fair value	2,290	—	594,598	596,888	70.5
At book value without adjustment (minimal or no charge or adjustment)	138,280	—	—	138,280	16.3
Not subject to discretionary withdrawal	111,221	—	260	111,481	13.2
Total gross individual annuities reserves	251,791	—	594,858	846,649	100.0%
Less reinsurance ceded	—	—	—	—
Total net individual annuities reserves	$251,791	$—	$594,858	$846,649
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,506	—	—	1,506	100.0
Total gross group annuities reserves	1,506	—	—	1,506	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,506	$—	$—	$1,506
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	45,902	—	—	45,902	48.1
Not subject to discretionary withdrawal	49,615	—	—	49,615	51.9
Total gross deposit-type annuity reserves	95,517	—	—	95,517	100.0%
Less reinsurance ceded	—	—	—	—
Total net deposit-type contract reserves	$95,517	$—	$—	$95,517
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2019	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	179	—	—	179	—
At fair value	—	—	597,470	597,470	72.0
Total with market value adjustment or at fair value	179	—	597,470	597,649	72.0
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	146,740	—	—	146,740	17.7
Not subject to discretionary withdrawal	85,032	—	264	85,296	10.3
Total gross individual annuities reserves	231,951	—	597,734	829,685	100.0%
Less reinsurance ceded	—	—	—	—
Total net individual annuities reserves	$231,951	$—	$597,734	$829,685
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2019	(In Thousands)
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,545	—	—	1,545	100.0
Total gross group annuities reserves	1,545	—	—	1,545	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,545	$—	$—	$1,545
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	46,818	—	—	46,818	48.2
Not subject to discretionary withdrawal	50,414	—	—	50,414	51.8
Total gross deposit-type annuity reserves	97,232	—	—	97,232	100.0%
Less reinsurance ceded	—	—	—	—
Total net deposit-type contract reserves	$97,232	$—	$—	$97,232
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
At December 31, 2020 and 2019, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$17,146	$97,559
Universal Life	670,333	659,788	674,539
Universal Life with Secondary Guarantees	149,842	124,789	469,120
Indexed Universal Live	17,648	13,230	13,629
Indexed Universal Life with Secondary Guarantees	5,273	4,349	10,089
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	105,984	203,203	229,639
Variable Life	2,900	2,900	2,900
Variable Universal life	4,832	4,825	4,487
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	998,701
Accidental Death Benefits	XXX	XXX	100
Disability- Active Lives	XXX	XXX	4,996
Disability- Disabled Lives	XXX	XXX	17,829
Miscellaneous Reserves	XXX	XXX	204,377
Total gross life insurance reserves	956,812	1,030,230	2,727,965
Less reinsurance ceded	139,447	130,930	1,490,499
Total net life insurance reserves	$817,365	$899,300	$1,237,466

Separate Account with Guarantees
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	—	—	—
Miscellaneous Reserves	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
(In Thousands)
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	16,762	16,762	16,762
Variable Universal life	34,116	34,095	34,167
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	50,878	50,857	50,929
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$50,878	$50,857	$50,929

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$13,301	$87,683	$—	$—	$—
Universal Life	690,545	680,608	696,721	—	—	—
Universal Life with Secondary Guarantees	151,803	122,183	448,218	—	—	—
Indexed Universal Live	14,588	9,583	10,151	—	—	—
Indexed Universal Life with Secondary Guarantees	4,659	3,668	8,919	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value life Insurance	111,539	206,285	232,757	—	—	—
Variable Life	2,800	2,800	2,800	16,119	16,119	16,119
Variable Universal life	4,750	4,741	4,526	31,070	31,045	31,187
Miscellaneous Reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	996,982	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	116	XXX	XXX	—
Disability- Active Lives	XXX	XXX	5,007	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	18,149	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	165,185	XXX	XXX	—
Total gross life insurance reserves	980,684	1,043,169	2,677,214	47,189	47,164	47,306
Less reinsurance ceded	140,114	123,837	1,458,694	—	—	—
Total net life insurance reserves	$840,570	$919,332	$1,218,520	$47,189	$47,164	$47,306

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2020
Ordinary new business	$35	$4
Ordinary renewal	(3,839)	(532)
Group Life	877	862
Totals	$(2,927)	$334

December 31, 2019
Ordinary new business	$84	$2
Ordinary renewal	(3,833)	(196)
Group Life	1,317	1,271
Totals	$(2,432)	$1,077

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$2,822
Reserves for separate accounts with assets at:
Fair value	$645,787
Amortized cost	—
Total reserves	$645,787
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	645,527
Subtotal	645,527
Not subject to discretionary withdrawal	260
Total separate account aggregate reserves	$645,787

December 31, 2019
Premium, consideration or deposits for the year	$2,077
Reserves for separate accounts with assets at:
Fair value	$645,040
Amortized cost	—
Total reserves	$645,040
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	644,776
Subtotal	644,776
Not subject to discretionary withdrawal	264
Total separate account aggregate reserves	$645,040

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2020 and 2019:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2020
Individual Annuity	$596,295	$—
Individual Life	50,166	—
Total	$646,461	$—

December 31, 2019
Individual Annuity	$596,418	$—
Individual Life	46,388	—
Total	$642,806	$—

As of December 31, 2020 and 2019 separate account assets for products registered with the SEC totaled $646.5 and $642.8, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$4,125
2019	4,532
2018	5,005
2017	5,468
2016	5,964

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2020	$76
2019	66
2018	39
2017	4
2016	118
The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$2,822	$2,077	$2,237
Transfers from separate accounts	(78,002)	(91,317)	(97,159)
Transfers as reported in the Statements of Operations	$(75,180)	$(89,240)	$(94,922)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2020 and 2019 was $0.6 billion.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
8.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

IIPS of Florida, LLC	Voya Financial Advisors, Inc.
ILICA LLC	Voya Financial Holdings I, LLC
Langhorne I, LLC	Voya Financial Holdings II, LLC
Midwestern United Life Insurance Company	Voya Financial Partners, LLC
Pen-Cal Administrators, Inc.	Voya Financial Products Company, Inc.
Pomona Management LLC	Voya Financial, Inc.
Rancho Mountain Properties, Inc.	Voya Funds Services, LLC
ReliaStar Life Insurance Company	Voya Holdings Inc.
ReliaStar Life Insurance Company of New York	Voya Institutional Plan Services, LLC
Roaring River, LLC	Voya Institutional Trust Company
Roaring River II, Inc.	Voya Insurance Solutions, Inc.
Roaring River IV Holding, LLC	Voya International Nominee Holdings, Inc.
Roaring River IV, LLC	Voya Investment Management Alternative Assets LLC
Security Life Assignment Corp.	Voya Investment Management Co. LLC
Security Life of Denver Insurance Company	Voya Investment Management LLC
Security Life of Denver International Limited	Voya Investment Trust Company
SLD America Equities, Inc.	Voya Investments Distributor, LLC
SLDI Georgia Holdings, Inc.	Voya Investments, LLC
Voya Alternative Asset Management LLC	Voya Payroll Management, Inc.
Voya Benefits Company, LLC	Voya Pomona Holdings LLC
Voya Capital, LLC	Voya Realty Group LLC
Voya Custom Investments LLC	Voya Retirement Advisors, LLC
Voya II Custom Investments LLC	Voya Retirement Insurance and Annuity Company
Voya Special Investments, Inc.	Voya Services Company

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(7.2) at December 31, 2020 and $(0.6) at December 31, 2019 to Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Federal tax expense (benefit) on operations	$3,690	$9,915	$3,691
Federal tax expense (benefit) on capital gains	(2,863)	(4,191)	(3,728)
Total current tax expense (benefit) incurred	$827	$5,724	$(37)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	12/31/20			12/31/2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$117,222	$—	$117,222	$107,539	$1,044	$108,583	$9,683	$(1,044)	$8,639
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	117,222	—	117,222	107,539	1,044	108,583	9,683	(1,044)	8,639
Deferred Tax Assets Nonadmitted	75,371	—	75,371	55,941	—	55,941	19,430	—	19,430
Admitted Adjusted Gross DTAs	41,851	—	41,851	51,598	1,044	52,642	(9,747)	(1,044)	(10,791)
Gross Deferred tax liabilities	10,186	—	10,186	12,029	1,044	13,073	(1,843)	(1,044)	(2,887)
Net Admitted Adjusted Gross DTAs	$31,665	$—	$31,665	$39,569	$—	$39,569	$(7,904)	$—	$(7,904)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and 2019 are as follows:

		12/31/20			12/31/2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	31,665		31,665	39,569	—	39,569	(7,904)	—	(7,904)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	79,041	1,574	80,615	68,543	1,044	69,587	10,498	530	11,028
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	31,665	XXX	XXX	39,569	XXX	XXX	(7,904)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	10,186	1,574	11,760	12,029	1,044	13,073	(1,843)	530	(1,313)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$41,851	$1,574	$43,425	$51,598	$1,044	$52,642	$(9,747)	$530	$(9,217)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	837.40%	1,070.97%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$213,863	$265,684

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/20		12/31/2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$—	$—	$107,539	$1,044	$(107,539)	$(1,044)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$41,850	$1,574	$51,598	$1,044	$(9,748)	$530
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2020		2019	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$59		$59	$—
Unearned premium reserve	1		1	—
Policyholder reserves	81,164		70,493	10,671
Investments	17,738		19,650	(1,912)
Deferred acquisition costs	16,660		15,835	825
Policyholder dividends accrual	279		269	10
Pension accrual	98		200	(102)
Receivables - nonadmitted	339		283	56
Net Operating loss carry-forward	251		250	1
Tax credit carry-forward	295		244	51
Other (including items <5% of total ordinary tax assets)	—		255	(255)
Subtotal	116,884		107,539	9,345
Statutory valuation allowance adjustment	—		—	—
Nonadmitted	75,371		55,941	19,430
Admitted ordinary deferred tax assets	$41,513		$51,598	$(10,085)
Capital:
Investments	$—		$1,044	$(1,044)
Subtotal	—	0	1,044	(1,044)
Admitted capital deferred tax assets	$—		$1,044	$(1,044)
Admitted deferred tax assets	$41,513		$52,642	$(11,129)

Deferred Tax Liabilities
Ordinary:
Investments	$63		$1,330	$(1,267)
Deferred and uncollected premiums	1,643		1,514	129
Policyholder reserves	6,117		6,823	(706)
Other (including items <5% of total ordinary tax liabilities)	1		—	1
Subtotal	$7,824		$9,667	$(1,843)
Capital:
Investments	$—		$3,406	$(3,406)
Subtotal	$—		$3,406	$(3,406)
Total deferred tax liabilities	$7,824		$13,073	$(5,249)

Net deferred tax assets/liabilities	$33,689		$39,569	$(5,880)

* Includes other nonadmitted assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follows:

		Year Ended December 31
		2020		2019		2018
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$(18,158)		$41,509		$15,647
Capital (losses) gains		(125)		(22,212)		1,800
Total pretax (loss) income		(18,283)		19,297		17,447
Expected tax (benefit) expense at 21% statutory rate		(3,840)	21.0%	4,052	21.0%	3,664	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(359)	2.0%	(420)	(2.2)%	(548)	(3.1)%
b.	Interest maintenance reserve	1,371	(7.5)%	(59)	(0.3)%	(713)	(4.1)%
c.	Reinsurance	(606)	3.3%	(605)	(3.1)%	(606)	(3.5)%
d.	Prior period tax	—	—%	—	—%	17	0.1%
e.	Other	(3,572)	19.5%	(160)	(0.8)%	882	5.1%
Total income tax reported		$(7,006)	38.3%	$2,808	14.6%	$2,696	15.5%

Current income taxes incurred		827	(4.5)%	$5,724	29.7%	$(37)	(0.2)%
Change in deferred income tax*		(7,832)	42.8%	(2,916)	(15.1)%	2,733	15.7%
Total income tax reported		$(7,005)	38.3%	$2,808	14.6%	$2,696	15.5%
* Excluding tax on unrealized gains (losses) and other surplus items

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
As of December 31, 2020, the Company's tax credit and net operating loss carry forward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Credit	2013	2033	$21

Foreign Tax Credit	2018	2028	$99
Foreign Tax Credit	2019	2029	$77
Foreign Tax Credit	2020	2030	$98
Total Foreign Tax Credit			$274

Net Operating Loss	2017	2032	$1,197

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020, 2019 and 2018.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company has no unrecognized tax liability as of December 31, 2020 and 2019.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2020 and 2019 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2020
Fixed Credit at time of purchase	AL	$4	$—
Total State Tax Credits		$4	$—

December 31, 2019
Fixed credit at time of purchase	AL	$5	$—
Total State Tax Credits		$5	$—

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits,

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
and comparing projected future tax liability to the availability of remaining transferable tax credits.

The Company does not have any non-transferable or non-admitted tax credits.

The Company did not have any tax contingencies as of December 31, 2020, 2019 and 2018, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2020, 2019 and 2018.

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year.

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
9.    Reinsurance
The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2020	2019	2018
	(In Thousands)
Premiums	$124,875	$124,989	$129,807
Benefits paid or provided	129,163	132,487	102,162
Policy and contract liabilities at year end	1,523,084	1,495,885	1,443,585

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

There were no assumed premiums in 2020, 2019 and 2018.

The amount of reinsurance credits taken for new agreements executed since January 1, 2020 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company estimates that an aggregate reduction in surplus of $148.6 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2020. The amount estimated as of December 31, 2019 and 2018 was $149.1 and $148.7, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
10.    Capital and Surplus
Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $0.5.

The Company is permitted to pay a dividend to its parent, ReliaStar, without prior insurance regulatory approval, in any calendar year based on either of two standards.
1.Dividends paid out of earned surplus - (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
i.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
ii.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year.

In addition, under this standard, the Company may not, without prior insurance regulatory approval, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative.
2.Dividends paid out of other than earned surplus - the lesser of:
i.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
ii.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).

In addition, the Company will be permitted to pay a dividend to ReliaStar in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

The Company did not pay dividends to ReliaStar during 2020, 2019 or 2018.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
11.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2020.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.70% and 8.39% over the total portfolio. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices and LIBOR and Overnight Index Swap Rates ("OIS"). The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bonds' fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company's Level 3 fair value measurements of its bonds are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. The Company uses OIS for valuations of collateralized

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,944,339	$1,657,365	$53,340	$1,825,706	$65,293
Preferred stock	4,414	3,634	—	580	3,834
Common stock	1,679	1,679	—	—	1,679
Mortgage loans	202,795	188,448	—	—	202,795
Contract loans	95,236	95,236	—	95,236	—
Cash equivalents and short-term investments	732	692	—	732	—
Derivatives
Equity contracts	5,251	5,251	—	4,355	896
Foreign exchange contracts	80	32	—	80	—
Interest rate contracts	77	77	—	77	—
Separate account assets	646,461	646,461	646,461	—	—
Total Assets	$2,901,064	$2,598,875	$699,801	$1,926,766	$274,497

Liabilities:
Deposit type contracts	$50,643	$50,643	$—	$50,643	$—
Supplementary contracts and immediate annuities	21,625	19,078	—	—	21,625
Derivatives
Credit contracts	33	33	—	33	—
Equity contracts	3,479	3,271	208	3,271	—
Foreign exchange contracts	1,126	1,737	—	1,126	—
Interest rate contracts	2,471	2,471	—	2,471	—
Total Liabilities	$79,377	$77,233	$208	$57,544	$21,625

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,883,072	$1,692,185	$47,799	$1,780,246	$55,027
Preferred stock	4,344	4,000	—	547	3,797
Common stock	1,397	1,397	—	—	1,397
Mortgage loans	201,813	191,791	—	—	201,813
Contract loans	98,449	98,449	—	98,449	—
Derivatives
Equity contracts	2,889	2,890	—	2,397	492
Foreign exchange contracts	202	140	—	202	—
Interest rate contracts	22,108	22,108	—	22,108	—
Separate account assets	642,806	642,806	642,806	—	—
Total Assets	$2,857,080	$2,655,766	$690,605	$1,903,949	$262,526

Liabilities:
Deposit type contracts	$53,974	$53,806	$—	$51,607	$2,367
Supplementary contracts and immediate annuities	19,930	17,742	—	—	19,930
Derivatives
Credit contracts	11	11	—	11	—
Equity contracts	2,130	1,892	238	1,892	—
Foreign exchange contracts	415	635	—	415	—
Interest rate contracts	6,586	6,586	—	6,586	—
Total Liabilities	$83,046	$80,672	$238	$60,511	$22,297

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	$—	$1,679	$1,679
Derivatives
Equity contracts	—	4,355	896	5,251
Interest rate contracts	—	77	—	77
Separate account assets	646,461	—	—	646,461
Total assets	$646,461	$4,432	$2,575	$653,468

Liabilities:
Deposit type contracts	$—	$50,643	$—	$50,643
Derivatives
Credit contracts	—	33	—	33
Equity contracts	—	3,271	—	3,271
Foreign exchange contracts	—	38	—	38
Interest rate contracts	—	2,471	—	2,471
Total liabilities	$—	$56,456	$—	$56,456

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	—	$1,397	$1,397
Derivatives
Equity contracts	—	2,397	492	2,889
Interest rate contracts	—	22,108	—	22,108
Separate account assets	642,806	—	—	642,806
Total assets	$642,806	$24,505	$1,889	$669,200

Liabilities:
Deposit type contracts	$—	$51,607	$—	$51,607
Derivatives
Credit contracts	—	11	—	11
Equity contracts	—	1,892	—	1,892
Interest rate contracts	—	6,586	—	6,586
Total liabilities	$—	$60,096	$—	$60,096

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$1,397	$—	$—	$—	$80	$326	$—	$—	$(124)	$1,679
Derivatives
Equity contracts	492	—	—	1	320	291	—	(208)	—	896
Total	$1,889	$—	$—	$1	$400	$617	$—	$(208)	$(124)	$2,575

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	1,009	—	—	—	388	—	—	—	—	1,397
Derivatives
Equity contracts	84	—	—	(101)	291	218	—	—	—	492
Total	$1,093	$—	$—	$(101)	$679	$218	$—	$—	$—	$1,889

There were no transfers into or out of Level 3 during the year ended December 31, 2019. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
12.    Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.2, $0.1 and $0.1 during years ended December 31, 2020, 2019 and 2018, respectively under this cost sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Some claims are asserted as class actions, purporting to represent a group of similarly situated individuals. Such litigation includes Iacono vs. ReliaStar Life Insurance Company of New York (USDC Eastern District of New York, No. 2:20-cv-02545) (filed June 8, 2020), a putative class action in which the plaintiff alleges that he purchased a flexible premium adjustable life insurance policy with an exchange option from Lincoln Security Life Insurance Company, the predecessor by merger of the Company, in 1989. The plaintiff alleges that the exchange option allowed him to substitute a different kind of insurance policy for his purchased policy. According to the plaintiff, the Company ceased the sale of individual whole life or endowment policies in 2016, thereby effectively eliminating the plaintiff’s ability to exchange his purchased policy for another policy and rendering his exchange option useless. In addition to the class allegations, the plaintiff asserts claims of breach of contract, breach of implied covenant of good faith and fair dealing, fraudulent concealment, and deceptive trade practices, and seeks declaratory relief as well as compensatory, treble and punitive damages. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $2.0 and $1.5 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions to partnerships of $0.2 and $0.2 at December 31, 2020 and 2019, respectively.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

13.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires February 21, 2022, the Company and Voya Financial, Inc. can borrow up to 5% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2020, 2019 and 2018 and received no interest income.

As of December 31, 2020 and 2019 the Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the terms of a reciprocal loan agreement between the Company and Voya Financial, Inc.

As of December 31, 2020 the Company had the beneficiary of letters of credit totaling $7.5; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

14.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, Voya Services Company ("VSC"), and Voya Financial Partners, LLC ("VFP"), whereby the affiliated insurers, VSC, and VFP, provide certain administrative, management, professional, advisory, consulting and other services to the Company. For years ended December 31, 2020, 2019 and 2018, expenses related to the agreements were incurred in the amount of $38.2, $32.8 and $28.0, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

15.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2020	2019
	(In Thousands)
Balance at January 1	$19,730	$22,234
Less reinsurance recoverables	640	961
Net balance at January 1	19,090	21,273

Incurred related to:
Current year	50,341	42,515
Prior years	5,731	(1,863)
Total incurred	56,072	40,652

Paid related to:
Current year	33,775	26,705
Prior years	15,568	16,130
Total paid	49,343	42,835

Net balance at December 31	25,819	19,090
Plus reinsurance recoverables	631	640
Balance at December 31	$26,450	$19,730

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and health reserves and Policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company currently does not write any accident and health insurance premium subject to the Affordable Care Act Risk sharing provisions. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting period ended December 31, 2020, 2019, and 2018.

16.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $2.0, $2.2 and $2.2 for December 31, 2020, 2019 and 2018, respectively. This represented 22.4%, 23.8% and 19.5% of the total net group life premium written for December 31, 2020, 2019 and 2018, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was $0.03, $0.04 and $0.04 for December 31, 2020, 2019 and 2018. This represented less than 1.0% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2020 through April 5, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., closed a transaction with Resolution Life US for the sale of Voya Financial, Inc.'s life insurance and legacy non-retirement annuity businesses and related assets. See Note 1 for more details.

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